UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-08549

                              Oak Associates Funds
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of principal executive offices) (Zip code)

                                William E. White
                            c/o Oak Associates, ltd.
                         3875 Embassy Parkway, Suite 250
                              Akron, OH 44333-8334
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-888-462-5386

                    Date of fiscal year end: October 31, 2006

                   Date of reporting period: October 31, 2006

Item 1.    Reports to Stockholders.


Annual Report

October 31, 2006

White Oak Select Growth

Rock Oak Core Growth

Pin Oak Aggressive Stock

River Oak Discovery

Red Oak Technology Select

Black Oak Emerging Technology

Live Oak Health Sciences

O SMALL CAP GROWTH INVESTING
  NOW AVAILABLE WITH
  RIVER OAK DISCOVERY FUND


[LOGO OMITTED]

                                  [BLANK PAGE]

To Our Shareholders

Dear Fellow Shareholders:

We are pleased to send you the latest Annual Report for the Oak Associates Funds covering the fiscal year ended October 31, 2006, which includes discussions of the individual Funds' performance, details of the Fund holdings, a report from the Funds' independent auditors, and other important financial data. We encourage you to read it carefully to stay abreast of your investments.

You can also visit www.oakfunds.com to get up-to-date commentaries and information about each of the seven Oak Associates Funds. And for your personal account, you can log on to:

     o Access your account balances and transaction history

     o Open a new account online

     o Make purchases, sales and exchanges in your funds

     o Switch to electronic delivery of all documents and go paperless

As always, we look forward to serving your investment needs and thank you for the trust you have placed in us.


Sincerely,

Oak Associates Funds

                                TABLE OF CONTENTS

Fund Profiles .............................................................   2
Financial Highlights ......................................................  16
Schedules of Investments ..................................................  20
Statements of Assets and Liabilities ......................................  38
Statements of Operations ..................................................  40
Statements of Changes in Net Assets .......................................  42
Notes to Financial Statements .............................................  45
Report of Independent Registered
Public Accounting Firm ....................................................  52
Trustees and Officers of the Trust ........................................  53
Disclosure of Fund Expenses ...............................................  56
Notice to Shareholders ....................................................  58
Board Considerations in Approving
the Advisory Agreement ....................................................  59

White Oak Select GrowthFund


OCTOBER 31, 2006

WHITE OAK SELECT GROWTH FUND
The Fund invests primarily in common stocks of large capitalization companies (in excess of $5 billion) that are key performers within growing industries.

The White Oak Select Growth Fund gained 1.85% for the fiscal year ending October 31, 2006. The comparative index, the S&P 500 Composite Index, rose 16.34%, and the Lipper Large-Cap Growth Funds Average returned 7.42%. Since its inception, the Fund has gained 8.68% on an annualized basis, versus 10.71% for the S&P 500 Composite Index and 8.33% for the Lipper Large-Cap Growth Funds Average.

The performance of the Fund in 2006 can be explained by its growth focus and overweighting of technology. For much of the past year, the Federal Reserve's campaign of interest rate tightening weighed on growth stocks and the tech sector. Growth companies tend to underperform in a rising interest rate environment as present valuations get pressured by higher interest rates. Despite the Funds holdings achieving an average earnings growth rate of nearly 25% for the past year, price-to-earnings valuation multiples dropped by 30%. This compares to average earnings growth of the S&P 500 Composite Index of 15% and a valuation decline of only 8%. In our opinion, the market has overly penalized the sectors in which White Oak invests and the Fund has not been rewarded for strong earnings growth. We expect this divergence between earnings growth and valuations to correct over the next year. Indeed, since the Federal Reserve ceased their consecutive string of interest rate increases, the portfolio has responded strongly. Over the long-run earnings are a prime driver of stock prices, and we continue to seek companies with strong and sustainable earnings prospects.

The Fund's concentration can increase volatility in the short-term, but we believe it is essential to long-term outperformance. The largest sector is technology due to its productivity enhancing nature and attractive relative valuation. Healthcare is the second largest position and a prime beneficiary of demographics and innovation. Financials and Industrials round out the remaining sectors.

Within the portfolio, new holding Goldman Sachs climbed nearly 50% as strength in mergers and acquisitions as well as their prime brokerage business propelled the investment bank. Long-term holding Cisco Systems also had a very strong year, gaining 38% on strong technology capital spending from corporations. Cognizant Technology Solutions, a smaller position in the portfolio, added more than 71%. The company provides IT outsourcing solutions to India for Fortune 500 customers.

Laggards to performance included Juniper Networks (39%), Affymetrix Inc (43%) and Symantec Corp. (29%). Juniper Networks, which sells carrier-class networking gear to large telecommunication companies suffered market share losses to Cisco. Affymetrix, a big winner in 2005, fell sharply after yield problems merged at their production facility and the company struggled to meet demand and earnings forecasts. We expect them to resolve these issues and regain market share. Symantec faced integration issues with its acquisition of Veritas Software and has been sold from the portfolio.

1-888-462-5386

PERFORMANCE UPDATE                        ALL DATA BELOW AS OF OCTOBER 31, 2006.



                                                         Average Annual Total Returns
                             ---------------------------------------------------------------------------------------------

                             1 Year Return   3 Year Return   5 Year Return   10 Year Return    Inception to Date
--------------------------------------------------------------------------------------------------------------------------
White Oak Select Growth Fund    1.85%            (2.12)%        (1.56)%          3.96%              8.68%*
--------------------------------------------------------------------------------------------------------------------------
S&P 500 Composite Index        16.34%             11.44%         7.25%           8.64%             10.71%**
--------------------------------------------------------------------------------------------------------------------------
Lipper Large-Cap Growth
Funds Average                   7.42%              6.74%         3.53%           5.60%              8.33%**
--------------------------------------------------------------------------------------------------------------------------

 * Since 8/3/92
**Since 7/31/92



---------------------------------
FUND DATA
---------------------------------
Ticket Symbol             WOGSX
Share Price              $31.91
Total Net Assets          $539M
Portfolio Turnover          52%
2006 Capital Gain
   Distribution            None



                 TOP 10 HOLDINGS+

  1. Google                              6.63%
  2. Charles Schwab                      6.33%
  3. Cisco Systems                       6.30%
  4. Amgen                               5.85%
  5. Medtronic                           5.00%
  6. Goldman Sachs Group                 4.69%
  7. Teva Pharmaceutical Industries      4.59%
  8. Qualcomm                            4.53%
  9. Expeditors International            4.45%
 10. Cognizant Technology Solutions      4.40%

+ Percentages are based on net assets.



        COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE
      WHITE OAK SELECT GROWTH FUND, VERSUS THE S&P 500 COMPOSITE INDEX AND
           THE LIPPER LARGE-CAP GROWTH FUNDS AVERAGE, SINCE 10/31/96



                 [LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

                           WHITE OAK SELECT        S&P 500           LIPPER LARGE-CAP
                          GROWTH STOCK FUND    COMPOSITE INDEX     GROWTH FUNDS AVERAGE

10/31/1996                     $10000             $10000                $10000
10/1997                         13446              13211                 12778
10/1998                         15662              16116                 14952
10/1999                         24514              20253                 20370
10/2000                         35450              21487                 23705
10/2001                         15956              16136                 15275
10/2002                         10727              13698                 12599
10/2003                         15730              16547                 14952
10/2004                         14511              18106                 15412
10/2005                         14484              19685                 16980
10/2006                         14752              22902                 18240

These figures represent past performance, which is no guarantee of future results. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower. See Note 5 in the Notes to Financial Statements for additional information on fee waivers.

                                                                www.oakfunds.com

Rock Oak Core Growth Fund

OCTOBER 31, 2006

ROCK OAK CORE GROWTH FUND
The Fund invests primarily in common stocks of established U.S. companies with large market capitalization (larger than $5 billion) that stand to benefit from long-term themes such as globalization, demographics, productivity and innovation.

The Rock Oak Core Growth Fund rose 5.74% for the fiscal year ended October 31, 2006. The S&P 500 Composite Index and the Lipper Large-Cap Growth Funds Average category rose 16.34% and 7.42% respectively. The Fund is up 3.65% since its inception on December 31, 2004, compared to the S&P 500 Composite Index at 9.23% and the Lipper Large-Cap Growth Funds Average peer group of 4.99%. The Fund's performance was driven by its overweight in strong areas in the U.S. market, such as industrials and energy. This strength however, was offset by a challenging technology sector and the pressures the Funds' growth focus faced due to the higher interest rate environment.

Rising oil and natural gas prices continued for much of the past fiscal year, finally peaking in August. The strength in energy fueled commodity related sectors for the second fiscal year running. This propelled Energy, Industrial and Materials. Telecom stocks were also strong. Since August, however, commodity prices and the energy sector have struggled and technology stocks have recovered. The renewed strength in technology and growth-related sectors is due to the break in oil and probable end to the Federal Reserve's (Fed) interest rate tightening cycle. Following 17 consecutive interest rate hikes, the Fed has let short-term rates stand and the stock market has responded positively.

Within the portfolio, Cognizant Technology Solutions rose 71%. The IT services company provides cost effective outsourcing of information services that enable large corporations to cut expenses and increase productivity. Vimpel-Communications climbed 65% during the last fiscal year. The Russian telecommunication provider is expanding into former Soviet Republics and growing its subscriber base. Expeditors International rose 56%, fueled by growth in international commerce. The company provides logistical services for international trade and resells cargo capacity. The Goldman Sachs Group gained 51% on strength in investment banking, prime brokerage to hedge funds, and merger and acquisition (M&A) activity. Record profitability levels and high cash balances for U.S. corporations support continued M&A and investment banking activity.

Technology stocks weighed on the overall performance of the Fund. Higher interest rates pressure present valuations for rapidly growing companies with more volatile cash flows. Within the Fund, Rackable Systems dropped 48%, Marvel Technology fell 43% and Symantec Corp fell 34%. Rackable sells high-speed server equipment to many of the largest online companies, which have struggled for much of 2006. Marvel Technology supplies semiconductor chips to numerous consumer electronic devices. Concerns over supply, the company's options practice and the overall health of the U.S. consumer have pressured Marvel's stock. Symantec Corporation has suffered as it continues to integrate its acquisition of Veritas Software and faces new competition from Mircrosoft.

Technology stocks weighed on the performance of the Fund due to the overweighting in this sector. While this was disappointing, the sector offers an excellent combination of strong earnings growth and productivity gains that historically has driven stock prices higher over the long-run. With the probable end of the interest rate tightening cycle at hand, the outlook for technology is bright.

1-888-462-5386

PERFORMANCE UPDATE                        ALL DATA BELOW AS OF OCTOBER 31, 2006.


                                                        Average Annual Total Returns
                                               -----------------------------------------------
                                                     1 Year Return   Inception to Date*
----------------------------------------------------------------------------------------------
Rock Oak Core Growth Fund                                5.74%              3.65%
----------------------------------------------------------------------------------------------
S&P 500 Composite Index                                 16.34%              9.23%
----------------------------------------------------------------------------------------------
Lipper Large-Cap Growth Funds Average                    7.42%              4.99%
----------------------------------------------------------------------------------------------

* Since 12/31/04



----------------------------------
FUND DATA
----------------------------------
Ticker Symbol           RCKSX
Share Price            $10.68
Total Net Assets         $10M
Portfolio Turnover        88%
2006 Capital Gain
  Distribution           None




              TOP 10 HOLDINGS+

  1. Cognizant Technology Solutions      5.67%
  2. Goldman Sachs Group                 4.90%
  3. Expeditors International            4.50%
  4. Google                              4.43%
  5. Gilead Sciences                     4.20%
  6. Motorola                            3.69%
  7. Vimpel Communications               3.68%
  8. Qualcomm                            3.64%
  9. Starbucks                           3.51%
 10. UnitedHealth Group                  3.47%

+ Percentages are based on net assets.


       COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE ROCK OAK CORE GROWTH FUND, VERSUS THE S&P 500 COMPOSITE INDEX AND THE
       LIPPER LARGE-CAP GROWTH FUNDS AVERAGE SINCE INCEPTION (12/31/04)

                 [LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

                   ROCK OAK CORE        S&P 500            LIPPER LARGE-CAP
                    GROWTH FUND     COMPOSITE INDEX     GROWTH FUNDS AVERAGE

12/31/2004            $10000            $10000                $10000
10/2005                10100             10104                 10201
10/2006                10679             11755                 10958

These figures represent past performance, which is no guarantee of future results. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower. See Note 5 in the Notes to Financial Statements for additional information on fee waivers.

                                                                www.oakfunds.com

Pin Oak Aggressive Stock Fund


OCTOBER 31, 2006

PIN OAK AGGRESSIVE STOCK FUND
The Fund invests primarily in common stocks of U.S. companies with small to medium market capitalizations (between $500 million and $5 billion) that are key performers within growing industries.

Pin Oak Aggressive Stock Fund gained 0.24% for the year, while the comparative index, the S&P MidCap 400 Index gained 13.43% and the Lipper Multi-Cap Growth Funds Average returned 10.39%. Since its inception and on an annualized basis, Pin Oak has returned 5.68%, versus 14.06% for the S&P MidCap 400 Index and 10.28% for the Lipper Multi-Cap Growth Funds Average.

The market spent much of the past twelve months worried about when the Federal Reserve (Fed) would finally end its interest rate tightening campaign. Toward the end of the fiscal year, the Fed ceased hiking rates, which led to speculation about when an easing might begin, which led to a nice rally in the market. Historically, technology stocks have responded well in such situations, and this time was no different. Given the heavy investment by the Fund in the technology sector, this development helped performance late in the year after a rough start.

Strong performers for the year included mobile computing device company Symbol Technologies, which showed signs of turning around its operations; networking giant Cisco Systems, which reported robust growth across its divisions; and motorcycle manufacturer Harley-Davidson, which was added to the portfolio mid-year when fears about the consumer were at a peak - fears that proved to be overblown.

Underperformers included gene microarray market leader Affymetrix, which executed its capacity ramp poorly and lost market share; and Internet companies Yahoo and eBay, who gave back some of their strong gains from prior years on worries about slowing growth. It appears that the Internet stocks, which seem to alternate between being loved and hated by the market, are now being overlooked or underappreciated. Lost in the news that growth has slowed, as it inevitably was going to, is the fact that many of these companies possess incredibly attractive businesses given their strong market positions, economies of scale, and secular growth. We think that in the end, these traits will matter more than short-term sentiment.

We continue to devote a significant portion of the portfolio to the technology sector, given that it offers a potent combination of secular tailwinds (broadband growth, need to improve productivity) and reasonable valuations. That said, we are constantly on the lookout for opportunity in all areas, and we have filled in around the tech sector with investments in industries such as specialty pharmaceuticals, media, financial services, and online commerce.


1-888-462-5386

PERFORMANCE UPDATE                        ALL DATA BELOW AS OF OCTOBER 31, 2006.



                                                              Average Annual Total Returns
                                ------------------------------------------------------------------------------------------------

                                1 Year Return     3 Year Return    5 Year Return    10 Year Return    Inception to Date
--------------------------------------------------------------------------------------------------------------------------------
Pin Oak Aggressive Stock Fund        0.24%            3.45%           (0.40)%           2.55%               5.68%*
--------------------------------------------------------------------------------------------------------------------------------
S&P MidCap 400 Index                13.43%           14.01%            13.03%          13.80%              14.06%**
--------------------------------------------------------------------------------------------------------------------------------
Lipper Multi-Cap Growth
Funds Average                       10.39%            9.40%             6.15%           7.27%              10.28%**
--------------------------------------------------------------------------------------------------------------------------------

* Since 8/3/92
**Since 7/31/92


-------------------------------------
FUND DATA
-------------------------------------
Ticker Symbol             POGSX
Share Price              $21.18
Total Net Assets           $93M
Portfolio Turnover          20%
2006 Capital Gain
  Distribution             None


                 TOP 10 HOLDINGS+

  1. eBay                                5.76%
  2. Cisco Systems                       5.63%
  3. Charles Schwab                      5.51%
  4. Yahoo!                              5.12%
  5. Amazon.com                          5.06%
  6. Blue Nile                           4.91%
  7. Kla-Tencor                          4.89%
  8. Xilinx                              4.85%
  9. Juniper Networks                    4.74%
 10. Maxim Integrated Products           4.70%

+ Percentages are based on net assets.

        COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE
         PIN OAK AGGRESSIVE STOCK FUND, VERSUS THE S&P MIDCAP 400 INDEX
          AND THE LIPPER MULTI-CAP GROWTH FUNDS AVERAGE, SINCE 10/31/96


                 [LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

                                 PIN OAK               S&P MIDCAP          LIPPER MULTI-CAP
                         AGGRESSIVE STOCK FUND         400 INDEX      GROWTH FUNDS AVERAGE
10/31/1996                       $10000                 $10000                 $10000
10/1997                           11393                  13265                  12679
10/1998                           12857                  14154                  13867
10/1999                           24502                  17136                  20572
10/2000                           41986                  22559                  26054
10/2001                           13121                  19751                  15609
10/2002                            7062                  18807                  12635
10/2003                           11615                  24586                  16349
10/2004                           11548                  27300                  17191
10/2005                           12829                  32119                  19431
10/2006                           12860                  36432                  21450


These figures represent past performance, which is no guarantee of future results. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower. See Note 5 in the Notes to Financial Statements for additional information on fee waivers.

                                                                www.oakfunds.com

River Oak Discovery Fund


OCTOBER 31, 2006

RIVER OAK DISCOVERY FUND
The Fund invests primarily in smaller companies (less than $3 billion) that are rapidly growing and have cutting edge products, visionary management, and the ability to bring innovation to both new and established industries.

The River Oak Discovery Fund gained 14.46% for the fiscal year ended October 31,2006. The benchmark Russell 2000 Growth Index rose 17.07%, while Lipper Small-Cap Growth Funds Average returned 12.82%. The River Oak Fund has gained 11.49% since inception on June 30, 2005. Over the same time period, the Russell 2000 Growth Index added 14.51% and the Lipper Small-Cap Growth Funds Average rose 11.08%.

The performance of small-cap stocks has been rather resilient given the inflation concerns and higher interest-rate environment established by the Federal Reserve. Small-cap stocks tend to underperform in periods of rising rates given the higher funding costs and risk profile of smaller companies. Valuations also come under pressure as higher rates affect the present value of future cash flows. However, strong earnings growth and healthy capital spending have buoyed many of the sectors which the Fund holds.

Strong earnings growth from technology-related holdings helped raise performance. On-demand customer relationship software pioneer Salesforce.com rose 56% over the past fiscal year. The company has gained traction within Fortune 500 customers, thereby validating its software, value proposition, and business model. Internet service provider Sify rocketed 80% last year. The company provides broadband services in India for corporations that demand high reliability and throughput. FormFactor Inc gained 55%. The manufacturer of advanced semiconductor wafer probe cards has benefited from the increased complexity of semiconductor chips and the importance of maintaining yield rates at plants.

Drags to performance included housing-related stocks. Meritage Homes fell 38% and Builders FirstSource dropped 26% as higher interest rates raised fears of a housing bubble. Meritage is a small regional homebuilder, while Builders FirstSource is a supplier to the homebuilding and construction industry. Elsewhere in the portfolio, Nelnet dropped 26% during the past fiscal year. The supplier of student loans suffered on concerns recent changes in Congress would affect its profitability. It is also facing more competition due to the rising financing gap for education.

Going forward, small-cap stocks should benefit from the more accommodative interest rate environment now that the Federal Reserve appears to have halted its string of rising interest rates. We continue to see numerous opportunities within the small-cap space and it remains a breeding ground for innovation.

1-888-462-5386

PERFORMANCE UPDATE                        ALL DATA BELOW AS OF OCTOBER 31, 2006.


                                                           Average Annual Returns
                                                   --------------------------------------
                                                     1 Year Return   Inception to Date*
-------------------------------------------------------------------------------------------------
River Oak Discovery Fund                                14.46%             11.49%
-------------------------------------------------------------------------------------------------
Russell 2000 Growth Index                               17.07%             14.51%
-------------------------------------------------------------------------------------------------
Lipper Small-Cap Growth Funds Average                   12.82%             11.08%
-------------------------------------------------------------------------------------------------

*Since 6/30/05


------------------------------
FUND DATA
------------------------------
Ticker Symbol        RIVSX
Share Price         $11.56
Total Net Assets       $6M
Portfolio Turnover     72%
2006 Capital Gain
  Distribution        None


                TOP 10 HOLDINGS+

  1. Rackable Systems                    3.60%
  2. WMS Industries                      3.57%
  3. aQuantive                           3.48%
  4. Universal Technical Institute       3.29%
  5. SafeNet                             3.10%
  6. Advisory Board                      3.07%
  7. Quality Systems                     3.00%
  8. Ctrip.com International             2.97%
  9. Shuffle Master                      2.87%
 10. Factset Research Systems            2.83%

+ Percentages are based on net assets.


        COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE
         RIVER OAK DISCOVERY FUND, VERSUS THE RUSSELL 2000 GROWTH INDEX
     AND THE LIPPER SMALL-CAP GROWTH FUNDS AVERAGE SINCE INCEPTION (6/30/05)

                [LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

             RIVER OAK      RUSSELL 2000        LIPPER SMALL-CAP
           DISCOVERY FUND   GROWTH INDEX     GROWTH FUNDS AVERAGE

6/30/2005      $10000         $10000                $10000
10/2005         10100          10238                 10213
10/2006         11560          11986                 11522


These figures represent past performance, which is no guarantee of future results. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower. See Note 5 in the Notes to Financial Statements for additional information on fee waivers.

                                                                www.oakfunds.com

Red Oak Technology Select Fund


OCTOBER 31, 2006

RED OAK TECHNOLOGY SELECT FUND
The Fund primarily invests in common stocks of companies which rely extensively on technology in their product development or operations, or are expected to benefit from technological advances and improvements.

Red Oak Technology Fund returned 5.34% for the year, while the comparative index, the NASDAQ 100 Index, which includes holdings within sectors beyond just technology, gained 10.22% and the Lipper Science and Technology Average returned 10.21%. Since its inception and on an annualized basis, the Fund has returned -4.63%, versus -0.54% for the NASDAQ 100 Index and 0.10% for the Lipper Science and Technology Average.

The tech sector, and the Fund, experienced a roller coaster ride during the past year, with a strong first half followed by a sharp sell-off in the spring (along with the broader market), followed by a strong rally starting in mid-summer. The Fund, which was repositioned in the spring to increase the investment in the Internet and semiconductor areas, posted good relative performance in the second half of the year. This is particularly encouraging since this latter half of the fiscal year encompassed both a time of strength and a time of weakness in the market.

Top performers in the Fund included semiconductor equipment company Form Factor and IT outsourcing company Cognizant, which each grew sales and earnings at a rapid rate; networking giant Cisco Systems, which reported robust growth across its divisions; and biotech company Medarex, which was added to the portfolio mid-year when small biotech stocks were out of favor.

Laggards included security software leader Symantec, which struggled with a merger integration; Internet company Yahoo, which gave back some of its strong gains from prior years on worries about slowing growth; and networking provider Juniper Networks, which lost share to Cisco.

We remain excited about the technology area and the opportunities for growth. We believe we have assembled a good collection of holdings across several industries within the sector. At the same time, we have maintained a relatively concentrated portfolio so that the impact of our best ideas is not diluted, and we remain committed to a long-term approach.

1-888-462-5386

PERFORMANCE UPDATE                        ALL DATA BELOW AS OF OCTOBER 31, 2006.


                                                           Average Annual Total Returns
                                    ------------------------------------------------------------------------------
                                     1 Year Return     3 Year Return     5 Year Return         Inception to Date*
------------------------------------------------------------------------------------------------------------------------------------
Red Oak Technology Select Fund           5.34%             1.70%             (3.97)%               (4.63)%
------------------------------------------------------------------------------------------------------------------------------------
NASDAQ 100 Index                        10.22%             7.33%              5.18%                (0.54)%
------------------------------------------------------------------------------------------------------------------------------------
Lipper Science & Technology Average     10.21%             5.10%              3.48%                  0.10%
------------------------------------------------------------------------------------------------------------------------------------

*Since 12/31/98


------------------------------
FUND DATA
------------------------------
Ticker Symbol        ROGSX
Share Price          $6.90
Total Net Assets     $116M
Portfolio Turnover     93%
2006 Capital Gain
  Distribution        None


                   TOP 10 HOLDINGS+

  1. Dell                                5.45%
  2. eBay                                5.28%
  3. Cisco Systems                       4.66%
  4. Broadcom                            4.42%
  5. Yahoo!                              4.32%
  6. International Business Machines     4.20%
  7. Juniper Networks                    4.01%
  8. Google                              3.97%
  9. Xilinx                              3.61%
 10. Kla-Tencor                          3.59%

+ Percentages are based on net assets.

        COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE
           RED OAK TECHNOLOGY SELECT FUND, VERSUS THE NASDAQ 100 INDEX
     AND THE LIPPER SCIENCE & TECHNOLOGY AVERAGE SINCE INCEPTION (12/31/98)


                 [LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

                    RED OAK TECHNOLOGY              NASDAQ 100              LIPPER SCIENCE & TECHNOLOGY
                       SELECT FUND                    INDEX                           AVERAGE
12/31/1998               $10000                       $10000                          $10000
10/1999                   16939                        14373                           15419
10/2000                   33848                        17894                           20752
10/2001                    8448                         7444                            8701
10/2002                    4229                         5401                            5831
10/2003                    6559                         7749                            9087
10/2004                    6299                         8152                            8848
10/2005                    6549                         8692                            9626
10/2006                    6899                         9580                           10609


These figures represent past performance, which is no guarantee of future results. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower. See Note 5 in the Notes to Financial Statements for additional information on fee waivers.


                                                                www.oakfunds.com

Black Oak Emerging Technology Fund


OCTOBER 31, 2006

BLACK OAK EMERGING TECHNOLOGY FUND
The Fund primarily invests in common stocks of companies that are considered to be well-positioned to become market leaders among "emerging" technology companies.

Black Oak Emerging Technology Fund rose 7.80% for the year ended October 31,2006, while the comparative index, the NASDAQ 100 Index, a large-cap index which includes holdings within sectors beyond just technology, gained 10.22% and the Lipper Science and Technology Average returned 10.21%. Since its inception and on an annualized basis, the Fund was down (22.78%), versus (4.80%) for the NASDAQ 100 Index and (7.01%) for the Lipper Science and Technology Average.

The performance of the Black Oak Emerging Technology Fund for the twelve months ended October 31, 2006 was adversely affected by the series of interest rate increases enacted by the Federal Reserve. Higher interest rates not only pressure valuations for the smaller rapidly growing companies which the Fund holds, but it increases the cost of borrowing for these younger firms. Despite this broader macroeconomic pressure, the portfolio did hold several strong performers.

For the past fiscal year, Cognizant Technology Solutions rose 71% as global economic pressures continue to drive corporations to peruse cost-effective IT outsourcing solutions. Ctrip.com International also rose 71%. The company provides online travel and accommodation services within China. Although this industry remains very fragmented, the rapid growth and online penetration makes it a very attractive market and Ctrip.com International is establishing itself as a leader. International Security Exchange climbed 74% as growth in electronic options trading, other derivatives, and new product opportunities fueled volume growth for the electronic exchange operator.

For the past twelve months, Headwaters (46%), American Science & Engineering (31%), and Verint Systems (14%) were the biggest underperformers. Headwater's synthetic fuel business, which had been strong due to higher oil prices, suffered when uncertainty arose over whether the government would renew subsidies for alternative energy firms. That stock has been sold from the portfolio due to this uncertainty. American Science & Engineering remains in the portfolio. The company makes large scale X-ray equipment used at boarder crossings and port facilities. Given the sporadic nature of large orders, the stock has been volatile. Verint Systems makes video surveillance and image recognition technology. Their business is facing more competition as other firms have been attracted to the growing market for security products.

During most of fiscal year 2006, the overall Technology sector underperformed the broad markets as sectors such as Telecom, Materials and Energy were strong. The performance of these sectors was driven by rising commodity costs throughout the first half of the year. Since August, however, technology and growth-related sectors have been much stronger, benefiting the Black Oak portfolio. This recovery is due to the apparent peak in oil earlier in the year and probable end to the Federal Reserves' interest rate tightening cycle. With the pressure from rising rates and falling valuation multiples diminishing, the outlook for small-cap technology stocks is improving.

1-888-462-5386

PERFORMANCE UPDATE                        ALL DATA BELOW AS OF OCTOBER 31, 2006.


                                                             Average Annual Total Returns
                                     --------------------------------------------------------------------------

                                      1 Year Return     3 Year Return      5 Year Return     Inception to Date
--------------------------------------------------------------------------------------------------------------------------
Black Oak Emerging Technology Fund       7.80%              0.00%             (5.80)%           (22.78)%*
--------------------------------------------------------------------------------------------------------------------------
NASDAQ 100 Index                        10.22%              7.33%             5.18%             (4.80)%**
--------------------------------------------------------------------------------------------------------------------------
Lipper Science & Technology Average     10.21%              5.10%             3.48%             (7.01)%**
--------------------------------------------------------------------------------------------------------------------------

 *Since 12/29/00
**Since 12/31/00


----------------------------
FUND DATA
----------------------------
Ticker Symbol        BOGSX
Share Price          $2.21
Total Net Assets      $40M
Portfolio Turnover     97%
2006 Capital Gain
  Distribution        None


                TOP 10 HOLDINGS+

  1. Cognizant Technology Solutions      5.53%
  2. Activision                          4.48%
  3. Rackable Systems                    4.28%
  4. Aquantive                           4.11%
  5. WMS Industries                      4.03%
  6. Salesforce.com                      3.89%
  7. Vimpel Communications               3.83%
  8. Flir Systems                        3.33%
  9. Factset Research Systems            3.30%
 10. Marvell Technology Group            3.23%

+ Percentages are based on net assets.


        COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE
         BLACK OAK EMERGING TECHNOLOGY FUND, VERSUS THE NASDAQ 100 INDEX
           AND THE LIPPER SCIENCE & TECHNOLOGY AVERAGE, SINCE 12/29/00

                 [LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

                      BLACK OAK EMERGING             NASDAQ 100      LIPPER SCIENCE & TECHNOLOGY
                       TECHNOLOGY FUND                 INDEX                   AVERAGE
12/29/2000                  $10000                     $10000                  $10000
10/2001                       2980                       5832                    5603
10/2002                       1230                       4231                    3755
10/2003                       2210                       6070                    5852
10/2004                       2080                       6386                    5698
10/2005                       2050                       6809                    6198
10/2006                       2210                       7505                    6831


These figures represent past performance, which is no guarantee of future results. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower. See Note 5 in the Notes to Financial Statements for additional information on fee waivers.

                                                                www.oakfunds.com

Live Oak Health Sciences Fund


OCTOBER 31, 2006

LIVE OAK HEALTH SCIENCES FUND
The Fund primarily invests in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences.

Live Oak Health Sciences Fund returned -4.12% for the year ended October 31, 2006, while the comparative index, the S&P 500 Health Care Index, gained 11.35%, and the Lipper Health & Biotechnology Average returned 8.41%. Since its inception and on an annualized basis, the Fund has provided a return of 2.11%, versus 2.19% for the S&P 500 Health Care and 2.81% for the Lipper Health & Biotechnology Average for the same time period.

It was a turbulent ride for healthcare investors in the past year. Various areas within the sector went in and out of favor. Managed care, an area we have avoided, saw slowing growth and pressure on margins, which, in addition to an options backdating controversy at one company, contributed to a decline in the group. The orthopedic stocks sold off sharply on fears about reimbursement rates, presenting us with a good opportunity to build a position in Stryker, which has since recovered nicely along with its peers. We will continue to take advantage of declines in industry bellwethers that are out of favor for short-term reasons by establishing or adding to positions.

A third area that saw volatility is biotech -- hardly unusual for that group with its regular dose of binary events. In last year's report we stated "...there is no fail-safe way to avoid the disappointments that will inevitably occur on occasion in this sector." Unfortunately, the binary events went against us in the past year. We owned stock in two companies (Rigel Pharmaceuticals and Corcept Therapeutics) that announced late-stage trial results for developmental drugs that made up a major portion of the value of the franchise. These were considered pivotal trials. In both cases the drugs failed to achieve statistical significance in the trial, sending the stocks of the companies plummeting. Based on our research, we had believed that each drug stood a good chance of being proven effective and subsequently receiving FDA approval, which presumably would have led to significant appreciation in the stock price. But there is always uncertainty with clinical trials, and often they don't go the way one expects. We continue to make what we believe are investments with a solid risk-reward and feel strongly that consistency in this approach will yield positive results in the long-term.

Performance was also hurt by Affymetrix, which had been a strong performer for the Fund but executed its capacity ramp poorly and lost market share.

Strong contributors to performance included life sciences instrument companies Applied Biosystems Group-Applera and Waters, which both had acceleration in growth; AmerisourceBergen, which saw strong growth and improved margins in its drug distribution business; and the aforementioned Stryker.

As the economy slows, investors' interest in healthcare and its relative stability may continue to grow. This may be part of the reason behind the turn in some of the pharmaceutical stocks. The portfolio has a healthy exposure to this area with names such as Pfizer, Johnson & Johnson, Eli Lilly, and Novartis.

1-888-462-5386

PERFORMANCE UPDATE                        ALL DATA BELOW AS OF OCTOBER 31, 2006.


                                                                 Average Annual Total Returns
                                        ---------------------------------------------------------------------------------
                                          1 Year Return      3 Year Return      5 Year Return        Inception to Date
------------------------------------------------------------------------------------------------------------------------------------
Live Oak Health Sciences Fund                 (4.12)%             6.56%            1.77%                  2.11%*
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Health Care Index                      11.35%             7.48%            1.81%                  2.19%**
------------------------------------------------------------------------------------------------------------------------------------
Lipper Health & Biotechnology Average           8.41%             9.83%            4.21%                  2.81%**
------------------------------------------------------------------------------------------------------------------------------------

 *Since 6/29/01
**Since 6/30/01


-----------------------------
FUND DATA
-----------------------------
Ticker Symbol        LOGSX
Share Price         $11.18
Total Net Assets      $25M
Portfolio Turnover     57%
2006 Capital Gain
  Distribution        None


                   TOP 10 HOLDINGS+

  1. Amgen                               6.91%
  2. Medtronic                           6.90%
  3. Teva Pharmaceutical Industries      6.49%
  4. Invitrogen                          6.22%
  5. Waters                              6.13%
  6. Techne                              5.35%
  7. Medimmune                           5.20%
  8. Johnson & Johnson                   4.16%
  9. Affymetrix                          4.04%
 10. AmerisourceBergen                   3.90%

+ Percentages are based on net assets.

          COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN
    THE LIVE OAK HEALTH SCIENCES FUND, VERSUS THE S&P 500 HEALTH CARE INDEX
          AND THE LIPPER HEALTH & BIOTECHNOLOGY AVERAGE, SINCE 6/29/01

                [LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

                    LIVE OAK HEALTH                S&P 500                 LIPPER HEALTH & BIOTECHNOLOGY
                     SCIENCES FUND             HEALTH CARE INDEX                     AVERAGE
6/29/2001               $10000                     $10000                            $10000
10/2001                  10239                      10263                              9462
10/2002                   7829                       8536                              7353
10/2003                   9239                       9042                              8896
10/2004                   9439                       9200                              9459
10/2005                  11658                      10080                             10918
10/2006                  11178                      11225                             11836


These figures represent past performance, which is no guarantee of future results. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower. See Note 5 in the Notes to Financial Statements for additional information on fee waivers.


                                                                www.oakfunds.com

Financial Highlights


FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS OR PERIODS ENDED OCTOBER 31,

                              REALIZED AND             DIVIDENDS                  NET
        NET ASSET      NET     UNREALIZED                FROM        TOTAL       ASSET
          VALUE    INVESTMENT   GAINS OR     TOTAL        NET      DIVIDENDS     VALUE
        BEGINNING    INCOME   (LOSSES) ON    FROM     INVESTMENT      AND       END OF
        OF PERIOD    (LOSS)    SECURITIES OPERATIONS    INCOME   DISTRIBUTIONS  PERIOD
-------------------------------------------------------------------------------------------------
WHITE OAK SELECT GROWTH FUND
-------------------------------------------------------------------------------------------------
 2006    $31.35     $(0.13)#  $   0.71    $   0.58     $(0.02)     $(0.02)     $31.91
-------------------------------------------------------------------------------------------------
 2005     31.41       0.01#++    (0.07)##    (0.06)        --          --       31.35
-------------------------------------------------------------------------------------------------
 2004     34.05      (0.19)      (2.45)      (2.64)        --          --       31.41
-------------------------------------------------------------------------------------------------
 2003     23.22      (0.10)      10.93       10.83         --          --       34.05
-------------------------------------------------------------------------------------------------
 2002     34.54      (0.12)     (11.20)     (11.32)        --          --       23.22
-------------------------------------------------------------------------------------------------

ROCK OAK CORE GROWTH FUND
-------------------------------------------------------------------------------------------------
 2006    $10.10    $ (0.06)#  $   0.64    $   0.58     $   --     $    --      $10.68
-------------------------------------------------------------------------------------------------
 2005(1)  10.00      (0.05)#      0.15        0.10         --          --       10.10
-------------------------------------------------------------------------------------------------

PIN OAK AGGRESSIVE STOCK FUND
-------------------------------------------------------------------------------------------------
 2006    $21.13     $(0.16)#   $  0.21   $    0.05     $   --     $    --      $21.18
-------------------------------------------------------------------------------------------------
 2005     19.02      (0.16)#      2.27        2.11         --          --       21.13
-------------------------------------------------------------------------------------------------
 2004     19.13      (0.17)       0.06       (0.11)        --          --       19.02
-------------------------------------------------------------------------------------------------
 2003     11.63      (0.12)       7.62        7.50         --          --       19.13
-------------------------------------------------------------------------------------------------
 2002     21.61      (0.20)      (9.78)      (9.98)        --          --       11.63
-------------------------------------------------------------------------------------------------

RIVER OAK DISCOVERY FUND
-------------------------------------------------------------------------------------------------
 2006    $10.10    $ (0.09)#   $  1.55   $    1.46     $   --     $    --      $11.56
-------------------------------------------------------------------------------------------------
 2005(2)  10.00      (0.03)#      0.13        0.10         --          --       10.10
-------------------------------------------------------------------------------------------------

RED OAK TECHNOLOGY SELECT FUND
-------------------------------------------------------------------------------------------------
 2006   $  6.55     $(0.06)#   $  0.41    $   0.35     $   --     $    --      $ 6.90
-------------------------------------------------------------------------------------------------
 2005      6.30      (0.03)#+++   0.28        0.25         --          --        6.55
-------------------------------------------------------------------------------------------------
 2004      6.56      (0.08)      (0.18)      (0.26)        --          --        6.30
-------------------------------------------------------------------------------------------------
 2003      4.23      (0.05)       2.38        2.33         --          --        6.56
-------------------------------------------------------------------------------------------------
 2002      8.45      (0.08)      (4.14)      (4.22)        --          --        4.23
-------------------------------------------------------------------------------------------------

                                                                          RATIO OF
                                                                          EXPENSES
                                                                         TO AVERAGE
                                                            RATIO OF     NET ASSETS
                                             RATIO OF       EXPENSES     (EXCLUDING
                                               NET         TO AVERAGE      WAIVER,
                   NET ASSETS   RATIO OF    INVESTMENT     NET ASSETS   REIMBURSEMENT
                     END OF     EXPENSES   INCOME (LOSS)   (EXCLUDING      AND/OR       PORTFOLIO
          TOTAL      PERIOD    TO AVERAGE   TO AVERAGE      FEES PAID     FEES PAID     TURNOVER
          RETURN+     (000)    NET ASSETS   NET ASSETS     INDIRECTLY)   INDIRECTLY)      RATE
---------------------------------------------------------------------------------------------------
WHITE OAK SELECT GROWTH FUND
---------------------------------------------------------------------------------------------------
 2006      1.85%   $ 538,516       1.19%        (0.42)%       1.20%          1.20%        51.51%
---------------------------------------------------------------------------------------------------
 2005     (0.19)     878,709       1.14          0.04++       1.14           1.14         36.46
---------------------------------------------------------------------------------------------------
 2004     (7.75)   1,569,899       1.07         (0.47)        1.07           1.07         15.83
---------------------------------------------------------------------------------------------------
 2003     46.64    2,136,891       1.07         (0.36)        1.08           1.11          4.28
---------------------------------------------------------------------------------------------------
 2002    (32.77)   1,593,995       1.00         (0.32)        1.01           1.01         10.76
---------------------------------------------------------------------------------------------------

ROCK OAK CORE GROWTH FUND
---------------------------------------------------------------------------------------------------
 2006      5.74%    $  9,688       1.22%        (0.54)%       1.22%          1.44%        88.47%
---------------------------------------------------------------------------------------------------
 2005(1)   1.00       10,560       1.15         (0.67)        1.15           1.89         44.73
---------------------------------------------------------------------------------------------------

PIN OAK AGGRESSIVE STOCK FUND
---------------------------------------------------------------------------------------------------
 2006      0.24%   $  92,549       1.21%        (0.74)%       1.21%          1.27%        19.81%
---------------------------------------------------------------------------------------------------
 2005     11.09      139,379       1.15         (0.78)        1.15           1.22         28.02
---------------------------------------------------------------------------------------------------
 2004     (0.58)     190,839       1.15         (0.80)        1.15           1.17         21.10
---------------------------------------------------------------------------------------------------
 2003     64.49      233,503       1.11         (0.83)        1.12           1.23         21.67
---------------------------------------------------------------------------------------------------
 2002    (46.18)     143,775       1.00         (0.87)        1.09           1.09         17.68
---------------------------------------------------------------------------------------------------

RIVER OAK DISCOVERY FUND
---------------------------------------------------------------------------------------------------
 2006     14.46%   $   5,943       1.35%        (0.81)%       1.35%          2.74%        71.90%
---------------------------------------------------------------------------------------------------
 2005(2)   1.00        3,063       1.35         (0.79)        1.35           4.05         15.68
---------------------------------------------------------------------------------------------------

RED OAK TECHNOLOGY SELECT FUND
---------------------------------------------------------------------------------------------------
 2006      5.34%   $ 116,449       1.27%        (0.89)%       1.27%          1.34%        92.90%
---------------------------------------------------------------------------------------------------
 2005      3.97      160,881       1.15         (0.50)+++     1.15           1.27         40.47
---------------------------------------------------------------------------------------------------
 2004     (3.96)     244,848       1.15         (1.01)        1.15           1.20         38.44
---------------------------------------------------------------------------------------------------
 2003     55.08      327,853       1.11         (0.98)        1.11           1.24         60.35
---------------------------------------------------------------------------------------------------
 2002    (49.94)     217,390       1.00         (0.97)        1.10           1.10         47.80
---------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


1-888-462-5386

                                                                www.oakfunds.com

                                    16 & 17

Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS OR PERIODS ENDED OCTOBER 31,


                                   REALIZED AND                  DIVIDENDS       NET
            NET ASSET               UNREALIZED                     FROM         ASSET
              VALUE        NET       GAINS OR        TOTAL          NET         VALUE
            BEGINNING  INVESTMENT  (LOSSES) ON       FROM       INVESTMENT     END OF
            OF PERIOD     LOSS      SECURITIES    OPERATIONS      INCOME       PERIOD
--------------------------------------------------------------------------------------------------
BLACK OAK EMERGING TECHNOLOGY FUND
--------------------------------------------------------------------------------------------------
 2006      $  2.05      $(0.02)#      $ 0.18      $  0.16       $     --       $ 2.21
--------------------------------------------------------------------------------------------------
 2005         2.08       (0.02)#       (0.01)##     (0.03)            --         2.05
--------------------------------------------------------------------------------------------------
 2004         2.21       (0.03)        (0.10)       (0.13)            --         2.08
--------------------------------------------------------------------------------------------------
 2003         1.23       (0.02)         1.00         0.98             --         2.21
--------------------------------------------------------------------------------------------------
 2002         2.98       (0.02)        (1.73)       (1.75)            --         1.23
--------------------------------------------------------------------------------------------------

LIVE OAK HEALTH SCIENCES FUND
--------------------------------------------------------------------------------------------------
 2006       $11.66      $(0.07)#      $(0.41)      $(0.48)      $     --       $11.18
--------------------------------------------------------------------------------------------------
 2005         9.44       (0.07)#        2.29         2.22             --        11.66
--------------------------------------------------------------------------------------------------
 2004         9.24       (0.07)         0.27         0.20             --         9.44
--------------------------------------------------------------------------------------------------
 2003         7.83       (0.05)         1.46         1.41             --         9.24
--------------------------------------------------------------------------------------------------
 2002        10.24       (0.05)        (2.36)       (2.41)            --         7.83
--------------------------------------------------------------------------------------------------

                                                                                RATIO OF
                                                                   RATIO OF     EXPENSES
                                                     RATIO OF      EXPENSES    TO AVERAGE
                                                       NET        TO AVERAGE    NET ASSETS
                          NET ASSETS    RATIO OF    INVESTMENT    NET ASSETS   (EXCLUDING
                            END OF      EXPENSES       LOSS       (EXCLUDING  WAIVER AND/OR  PORTFOLIO
               TOTAL        PERIOD     TO AVERAGE   TO AVERAGE     FEES PAID    FEES PAID    TURNOVER
               RETURN+       (000)     NET ASSETS   NET ASSETS    INDIRECTLY)  INDIRECTLY)     RATE
----------------------------------------------------------------------------------------------------------
BLACK OAK EMERGING TECHNOLOGY FUND
----------------------------------------------------------------------------------------------------------
 2006           7.80%     $ 39,617        1.28%       (1.13)%        1.28%        1.53%     97.05%
----------------------------------------------------------------------------------------------------------
 2005          (1.44)       48,901        1.15        (1.13)         1.15         1.41      30.22
----------------------------------------------------------------------------------------------------------
 2004          (5.88)       72,093        1.15        (1.14)         1.15         1.33      33.71
----------------------------------------------------------------------------------------------------------
 2003          79.67        86,414        1.11        (1.08)         1.11         1.50      33.62
----------------------------------------------------------------------------------------------------------
 2002         (58.72)       40,583        1.00        (0.86)         1.20         1.20      57.15
----------------------------------------------------------------------------------------------------------

LIVE OAK HEALTH SCIENCES FUND
----------------------------------------------------------------------------------------------------------
 2006          (4.12)%    $ 25,263        1.21%       (0.59)%        1.21%        1.23%     56.56%
----------------------------------------------------------------------------------------------------------
 2005          23.52        36,304        1.15        (0.66)         1.15         1.22      15.69
----------------------------------------------------------------------------------------------------------
 2004           2.16        26,226        1.15        (0.75)         1.15         1.19       4.05
----------------------------------------------------------------------------------------------------------
 2003          18.01        22,520        1.10        (0.66)         1.10         1.28      12.55
----------------------------------------------------------------------------------------------------------
 2002         (23.54)       18,686        1.00        (0.56)         1.18         1.18      31.00
----------------------------------------------------------------------------------------------------------

#   PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

## THE AMOUNT SHOWN FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD DOES NOT ACCORD WITH THE AGGREGATE NET GAINS ON INVESTMENT FOR THE PERIOD BECAUSE OF THE SALES AND REPURCHASES OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUE OF THE INVESTMENTS OF THE FUND.

+ RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THE SHAREHOLDER WILL PAY ON FUND DISTRIBUTIONS OR REDEMPTION OF FUND SHARES.

++ NET INVESTMENT INCOME PER SHARE AND THE NET INVESTMENT INCOME RATIO INCLUDE $0.13 AND 0.40%, RESPECTIVELY, RESULTING FROM A SPECIAL DIVIDEND FROM MICROSOFT IN NOVEMBER 2004.

+++ NET INVESTMENT INCOME PER SHARE AND THE NET INVESMENT INCOME RATIO INCLUDE
    $0.03 AND 0.51%, RESPECTIVELY, RESULTING FROM A SPECIAL DIVIDEND FROM MICROSOFT IN NOVEMBER 2004.

(1) THE ROCK OAK CORE GROWTH FUND COMMENCED OPERATIONS ON DECEMBER 31, 2004. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

(2) THE RIVER OAK DISCOVERY FUND COMMENCED OPERATIONS ON JUNE 30, 2005. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

1-888-462-5386

                                                                www.oakfunds.com

                                      18 & 19

Schedules of Investments

OCTOBER 31, 2006


--------------------------------------------------------------------------------
White Oak Select GrowthFund
--------------------------------------------------------------------------------

INDUSTRY WEIGHTING+ (UNAUDITED)

[PIE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

BIOLOGICAL PRODUCTS (NO DIAGNOSTIC SUBSTANCES) 5.8%
COMPUTER COMMUNICATIONS EQUIPMENT 6.3%
CONSTRUCTION MACHINERY & EQUIPMENT 4.1%
DIVERSIFIED MANUFACTURING 3.2%
E-COMMERCE - SERVICES 8.1%
ELECTROMEDICAL & ELECTROTHERAPEUTIC APPARATUS 5.0%
HOSPITAL & MEDICAL SERVICE PLANS 4.3%
OIL, GAS FIELD SERVICES 3.9%
PERSONAL CREDIT INSTITUTIONS 2.9%
PHARMACEUTICAL PREPARATIONS 8.6%
SECURITY BROKERS, DEALERS & FLOTATION COMPANIES 14.3%
SEMICONDUCTORS & RELATED DEVICES 12.7%
SERVICES - COMMERCIAL PHYSICAL & BIOLOGICAL RESEARCH 2.5%
SERVICES - COMPUTER PROGRAMMING SERVICES 4.4%
TRUCKING & COURIER SERVICES 4.5%
RADIOTELEPHONE COMMUNICATIONS 2.5%
WEB PORTALS/ISP 6.6%
REPURCHASE AGREEMENT 0.3%


 + Percentages are based on net assets.

                                  MARKET
DESCRIPTION           SHARES    VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 99.7%

 BIOLOGICAL PRODUCTS
   (NO DIAGNOSTIC SUBSTANCES) -- 5.8%

 Amgen*              415,000  $    31,503
                              -----------
                                   31,503
                              -----------

 COMPUTER COMMUNICATIONS EQUIPMENT -- 6.3%

 Cisco Systems*    1,405,000       33,903
                              -----------
                                   33,903
                              -----------

 CONSTRUCTION MACHINERY & EQUIPMENT -- 4.1%

 Caterpillar         365,000       22,159
                              -----------
                                   22,159
                              -----------

 DIVERSIFIED MANUFACTURING -- 3.2%

 ITT Industries      316,400       17,209
                              -----------
                                   17,209
                              -----------

                                  MARKET
DESCRIPTION           SHARES    VALUE (000)
--------------------------------------------------------------------------------
 E-COMMERCE - SERVICES -- 8.1%

 Amazon.Com*         600,000  $    22,854
 eBay*               650,000       20,884
                              -----------
                                   43,738
                              -----------

 ELECTROMEDICAL & ELECTROTHERAPEUTIC
   APPARATUS -- 5.0%

 Medtronic           553,000       26,920
                              -----------
                                   26,920
                              -----------

 HOSPITAL & MEDICAL SERVICE PLANS -- 4.3%

 UnitedHealth Group  469,000       22,879
                              -----------
                                   22,879
                              -----------

 OIL, GAS FIELD SERVICES -- 3.9%

 Baker Hughes        305,000       21,060
                              -----------
                                   21,060
                              -----------

1-888-462-5386

White Oak Select Growth Fund (CONCLUDED)


                                  MARKET
DESCRIPTION           SHARES    VALUE (000)
--------------------------------------------------------------------------------

 PERSONAL CREDIT INSTITUTIONS -- 2.9%

 SLM                 320,000  $    15,578
                              -----------
                                   15,578
                              -----------

 PHARMACEUTICAL PREPARATIONS -- 8.6%

 Novartis ADR        355,000       21,559
 Teva Pharmaceutical
   Industries ADR    750,000       24,727
                              -----------
                                   46,286
                              -----------

 SECURITY BROKERS, DEALERS & FLOTATION
   COMPANIES -- 14.3%

 Charles Schwab    1,870,000       34,071
 Goldman Sachs Group 133,000       25,242
 Legg Mason          197,300       17,761
                              -----------
                                   77,074
                              -----------

 SEMICONDUCTORS & RELATED DEVICES -- 12.7%

 Broadcom, Cl A*     680,000       20,583
 Intel             1,085,000       23,154
 Qualcomm            670,000       24,381
                              -----------
                                   68,118
                              -----------

 SERVICES - COMMERCIAL PHYSICAL &
   BIOLOGICAL RESEARCH -- 2.5%

 Affymetrix*         520,000       13,260
                              -----------
                                   13,260
                              -----------

 SERVICES - COMPUTER PROGRAMMING
   SERVICES -- 4.4%

 Cognizant Technology
   Solutions, Cl A*  315,000       23,713
                              -----------
                                   23,713
                              -----------

--------------------------------------------------------------------------------
                    SHARES/FACE   MARKET
DESCRIPTION        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------

 TRUCKING & COURIER SERVICES -- 4.5%

 Expeditors
   International     505,000  $    23,943
                              -----------
                                   23,943
                              -----------

 RADIOTELEPHONE COMMUNICATIONS -- 2.5%

 Vimpel Communications
   ADR*              208,000       13,726
                              -----------
                                   13,726
                              -----------

 WEB PORTALS/ISP -- 6.6%

 Google, Cl A*        75,000       35,729
                              -----------
                                   35,729
                              -----------

 TOTAL COMMON STOCK
    (Cost $458,966)(000)      $   536,798
                              ===========

 REPURCHASE AGREEMENT -- 0.3%

 Morgan Stanley (A)
   5.00%, dated 10/31/06,
   to be repurchased on
   11/01/06, repurchase
   price $1,602,013,
   (collateralized by
   various U.S. Treasury
   Bonds, 12.000%-13.250%,
   8/15/13-5/15/14, total
   market value:
   $1,633,845)        $1,602        1,602
                              -----------

 TOTAL REPURCHASE AGREEMENT
    (Cost $1,602)(000)              1,602
                              -----------

 TOTAL INVESTMENTS -- 100.0%
    (Cost $460,568)(000)      $   538,400
                              ===========


PERCENTAGES ARE BASED ON NET ASSETS OF $538,516,374.
* NON-INCOME PRODUCING SECURITY
(A) TRI-PARTY REPURCHASE AGREEMENT
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
ISP -- INTERNET SERVICE PROVIDER
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                www.oakfunds.com

Schedules of Investments

OCTOBER 31, 2006


--------------------------------------------------------------------------------
Rock Oak Core Growth Fund
--------------------------------------------------------------------------------

[PIE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]


ADVERTISING 2.4%
BIOLOGICAL PRODUCTS (NO DIAGNOSTIC SUBSTANCES) 9.4%
CONSUMER WIRELESS DEVICES 2.2%
CRUDE PETROLEUM NATURAL GAS 2.9%
DATA STORAGE 3.7%
DIVERSIFIED MANUFACTURING 1.4%
E-COMMERCE - SERVICES 2.8%
ELECTRONIC COMPUTERS 3.0%
GENERAL BUILDING CONTRACTORS - RESIDENTIAL BUILDINGS 2.2%
HOSPITAL & MEDICAL SERVICE PLANS 3.5%
MEASURING & CONTROLLING DEVICES 1.2%
OIL, GAS FIELD SERVICES 2.3%
PERSONAL CREDIT INSTITUTIONS 3.2%
PHARMACEUTICAL PREPARATIONS 2.9%
RADIOTELEPHONE COMMUNICATIONS 3.7%
RAILROADS 1.3%
RETAIL - EATING PLACES 3.5%
RETAIL - LUMBER & OTHER BUILDING, MATERIALS DEALERS 2.2%
SECURITY BROKERS, DEALERS & FLOTATION COMPANIES 7.6%
SEMICONDUCTOR CAPITAL EQUIPMENT 2.2%
SEMICONDUCTORS & RELATED DEVICES 7.4%
SERVICES - COPMUTER INTEGRATED SYSTEMS DESIGN 3.0%
SERVICES - COMPUTER PROGRAMMING SERVICES 5.7%
SERVICES - HOTELS & MOTELS 5.7%
TRUCKING & COURIER SERVICES 4.5%
WEB PORTALS/ISP 5.4%
WELL EQUIPMENT 1.6%
REPURCHASE AGREEMENT 2.8%


 + Percentages are based on net assets. Included in net assets are other assets and liabilities of 0.3%.


                                  MARKET
DESCRIPTION           SHARES    VALUE (000)
--------------------------------------------------------------------------------


COMMON STOCK -- 96.9%

 ADVERTISING -- 2.4%

 aQuantive*            8,700  $       236
                              -----------
                                      236
                              -----------

 BIOLOGICAL PRODUCTS (NO DIAGNOSTIC
   SUBSTANCES) -- 9.4%

 Charles River Laboratories
   International*      5,400          232
 Gilead Sciences*      5,900          407
 Genzyme*              4,000          270
                              -----------
                                      909
                              -----------

 CONSUMER WIRELESS DEVICES -- 2.2%

 Rockwell Collins      3,700          215
                              -----------
                                      215
                              -----------

                                  MARKET
DESCRIPTION           SHARES    VALUE (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 CRUDE PETROLEUM NATURAL GAS -- 2.9%

 XTO Energy            6,000  $       280
                              -----------
                                      280
                              -----------

 DATA STORAGE -- 3.7%

 Motorola             15,500          357
                              -----------
                                      357
                              -----------

 DIVERSIFIED MANUFACTURING -- 1.4%

 ITT Industries        2,500          136
                              -----------
                                      136
                              -----------

 E-COMMERCE - SERVICES -- 2.8%

 eBay*                 8,500          273
                              -----------
                                      273
                              -----------

1-888-462-5386
                                       22

--------------------------------------------------------------------------------
Rock Oak Core Growth Fund (CONTINUED)
--------------------------------------------------------------------------------

                                  MARKET
DESCRIPTION           SHARES    VALUE (000)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 ELECTRONIC COMPUTERS -- 3.0%

 Apple Computer*       3,600  $       292
                              -----------
                                      292
                              -----------

 GENERAL BUILDING CONTRACTORS -
   RESIDENTIAL BUILDINGS -- 2.2%

 Toll Brothers*        7,400          214
                              -----------
                                      214
                              -----------

 HOSPITAL & MEDICAL SERVICE PLANS -- 3.5%

 UnitedHealth Group    6,900          337
                              -----------
                                      337
                              -----------

 MEASURING & CONTROLLING DEVICES -- 1.2%

 Rockwell Automation   1,800          112
                              -----------
                                      112
                              -----------

 OIL, GAS FIELD SERVICES -- 2.3%

 Schlumberger          3,500          221
                              -----------
                                      221
                              -----------

 PERSONAL CREDIT INSTITUTIONS -- 3.2%

 SLM                   6,300          307
                              -----------
                                      307
                              -----------

 PHARMACEUTICAL PREPARATIONS -- 2.9%

 Novartis ADR          4,700          285
                              -----------
                                      285
                              -----------

 RADIOTELEPHONE COMMUNICATIONS -- 3.7%

 Vimpel Communications
   ADR*                5,400          356
                              -----------
                                      356
                              -----------

                                  MARKET
DESCRIPTION           SHARES    VALUE (000)
--------------------------------------------------------------------------------

 RAILROADS -- 1.3%

 Norfolk Southern      2,400  $       126
                              -----------
                                      126
                              -----------

 RETAIL - EATING PLACES -- 3.5%

 Starbucks*            9,000          340
                              -----------
                                      340
                              -----------
 RETAIL - LUMBER & OTHER BUILDING
   MATERIALS DEALERS -- 2.2%

 Lowe's                7,200          217
                              -----------
                                      217
                              -----------

 SECURITY BROKERS, DEALERS &
   FLOTATION COMPANIES -- 7.6%

 Goldman Sachs Group   2,500          474
 Legg Mason            2,900          261
                              -----------
                                      735
                              -----------

 SEMICONDUCTOR CAPITAL EQUIPMENT- 2.2%

 Applied Materials    12,000          209
                              -----------
                                      209
                              -----------

 SEMICONDUCTORS & RELATED DEVICES -- 7.4%

 Broadcom, Cl A*       6,800          206
 Marvel Technology*    8,700          159
 Qualcomm              9,700          353
                              -----------
                                      718
                              -----------

 SERVICES - COMPUTER INTEGRATED
   SYSTEMS DESIGN -- 3.0%

 Red Hat*              7,900          129
 Salesforce.com*       4,200          164
                              -----------
                                      293
                              -----------

                                                                www.oakfunds.com
                                       23

Rock Oak Core Growth Fund (CONCLUDED)

                                  MARKET
DESCRIPTION           SHARES    VALUE (000)
--------------------------------------------------------------------------------

SERVICES - COMPUTER PROGRAMMING
  SERVICES -- 5.7%

 Cognizant Technology
   Solutions, Cl A*    7,300  $       549
                              -----------
                                      549
                              -----------

 SERVICES - HOTELS & MOTELS -- 5.7%

 International Game
   Technology          6,200          264
 Station Casinos       4,800          289
                              -----------
                                      553
                              -----------

 TRUCKING & COURIER SERVICES -- 4.5%

 Expeditors
   International       9,200          436
                              -----------
                                      436
                              -----------

 WEB PORTALS/ISP -- 5.4%

 Google, Cl A*           900          429
 Yahoo!*               3,800          100
                              -----------
                                      529
                              -----------

 WELL EQUIPMENT -- 1.6%

 National Oilwell
   Varco*              2,500          151
                              -----------
                                      151
                              -----------

 TOTAL COMMON STOCK
    (Cost $8,233)(000)              9,386
                              -----------

                       FACE       MARKET
DESCRIPTION        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------

 REPURCHASE AGREEMENT -- 2.8%

 Morgan Stanley (A)
   5.00%, dated 10/31/06, to be
   repurchased on 11/01/06,
   repurchase price $271,232
   (collateralized by a
   U.S. Treasury Bond,
   13.250%, 05/15/14,
   total market value:
   $276,622)            $271  $       271
                              -----------

 TOTAL REPURCHASE AGREEMENT
    (Cost $271)(000)                  271
                              -----------

 TOTAL INVESTMENTS -- 99.7%
    (Cost $8,504)(000)        $     9,657
                              ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $9,687,878.
* NON-INCOME PRODUCING SECURITY
(A) TRI-PARTY REPURCHASE AGREEMENT
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
ISP -- INTERNET SERVICE PROVIDER
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


1-888-462-5386

Schedules of Investments

OCTOBER 31, 2006


--------------------------------------------------------------------------------
Pin Oak Aggressive Stock Fund
--------------------------------------------------------------------------------


INDUSTRY WEIGHTING+ (UNAUDITED)

[PIE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

BIOLOGICAL PRODUCTS (NO DIAGNOSTIC SUBSTANCES) 0.8%
COMPUTER COMMUNICATIONS EQUIPMENT 10.4%
E-COMMERCE - SERVICES 14.0%%
ELECTRONIC COMPUTERS 4.1%
MOTORCYCLES, BICYCLES, AND PARTS 3.3%
PHARMACEUTICAL PREPARATIONS 3.4%
PUBLISHING 1.9%
RETAIL - JEWELRY STORES 9.2%
SECURITY BROKERS, DEALERS & FLOTATION COMPANIES 5.5%
SEMICONDUCTOR CAPITAL EQUIPMENT 9.5%%
SEMICONDUCTORS & RELATED DEVICES 18.1%
SERVICES - ALLIED TO MOTION PICTURE PRODUCTION 1.6%
SERVICES - COMMERCIAL PHYSICAL & BIOLOGICAL RESEARCH 3.6%
TELEVISION BROADCASTING STATIONS 4.7%
WEB PORTALS/ISP 8.4%
REPURCHASE AGREEMENT 1.7%


                                  MARKET
DESCRIPTION           SHARES    VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 98.5%

 BIOLOGICAL PRODUCTS (NO DIAGNOSTIC
   SUBSTANCES) -- 0.8%

 Cell Genesys*       175,000  $       767
                              -----------
                                      767
                              -----------

 COMPUTER COMMUNICATIONS EQUIPMENT -- 10.4%

 Cisco Systems*      216,000        5,212
 Juniper Networks*   255,000        4,391
                              -----------
                                    9,603
                              -----------

 E-COMMERCE - SERVICES -- 14.0%

 Amazon.Com*         123,000        4,685
 eBay*               166,000        5,334
 Expedia*            180,000        2,925
                              -----------
                                   12,944
                              -----------

                                  MARKET
DESCRIPTION           SHARES    VALUE (000)
--------------------------------------------------------------------------------

 ELECTRONIC COMPUTERS -- 4.1%

 Dell*               155,000  $     3,771
                              -----------
                                    3,771
                              -----------

 MOTORCYCLES, BICYCLES, AND PARTS -- 3.3%

 Harley-Davidson      44,600        3,061
                              -----------
                                    3,061
                              -----------

 PHARMACEUTICAL PREPARATIONS -- 3.4%

 Watson Pharmaceuticals*119,000     3,202
                              -----------
                                    3,202
                              -----------

 PUBLISHING -- 1.9%

 Gannett              29,000        1,715
                              -----------
                                    1,715
                              -----------

                                                                www.oakfunds.com

--------------------------------------------------------------------------------
Pin Oak Aggressive Stock Fund (CONCLUDED)
--------------------------------------------------------------------------------

                                  MARKET
DESCRIPTION           SHARES    VALUE (000)
--------------------------------------------------------------------------------

 RETAIL - JEWELRY STORES -- 9.2%

 Blue Nile*          119,000  $     4,547
 Tiffany             110,000        3,929
                              -----------
                                    8,476
                              -----------

 SECURITY BROKERS, DEALERS & FLOTATION
   COMPANIES -- 5.5%

 Charles Schwab      280,000        5,102
                              -----------
                                    5,102
                              -----------

 SEMICONDUCTOR CAPITAL EQUIPMENT -- 9.5%

 Applied Materials   249,000        4,330
 Kla-Tencor           92,000        4,524
                              -----------
                                    8,854
                              -----------

 SEMICONDUCTORS & RELATED DEVICES -- 18.1%

 Broadcom, Cl A*     125,000        3,784
 Linear Technology   132,000        4,108
 Maxim Integrated
   Products          145,000        4,351
 Xilinx              176,000        4,490
                              -----------
                                   16,733
                              -----------

 SERVICES - ALLIED TO MOTION
   PICTURE PRODUCTION -- 1.6%

 Avid Technology*     40,146        1,450
                              -----------
                                    1,450
                              -----------

 SERVICES - COMMERCIAL PHYSICAL &
   BIOLOGICAL RESEARCH -- 3.6%

 Affymetrix*         131,000        3,340
                              -----------
                                    3,340
                              -----------

                    SHARES/FACE   MARKET
DESCRIPTION        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------

 TELEVISION BROADCASTING STATIONS -- 4.7%

 IAC/InterActiveCorp 140,000  $     4,337
                              -----------
                                    4,337
                              -----------

 WEB PORTALS/ISP -- 8.4%

 Google, Cl A*         6,500        3,097
 Yahoo!*             180,000        4,741
                              -----------
                                    7,838
                              -----------

 TOTAL COMMON STOCK
    (Cost $70,166)(000)            91,193
                              -----------

 REPURCHASE AGREEMENT -- 1.7%

 Morgan Stanley (A)
   5.00%, dated 10/31/06, to be
   repurchased on 11/01/06,
   repurchase price
   $1,515,265
   (collateralized by a U.S.
   Treasury Bond, 13.250%,
   05/15/14, total
   market value:
   $1,545,373)        $1,515        1,515
                              -----------

 TOTAL REPURCHASE AGREEMENT
    (Cost $1,515)(000)              1,515
                              -----------

 TOTAL INVESTMENTS -- 100.2%
    (Cost $71,681)(000)       $    92,708
                              ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $92,549,395.
NON-INCOME PRODUCING  SECURITY
(A) TRI-PARTY REPURCHASE AGREEMENT
CL -- CLASS
ISP -- INTERNET SERVICE PROVIDER
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

1-888-462-5386

Schedules of Investments

OCTOBER 31, 2006


--------------------------------------------------------------------------------
River Oak Discovery Fund
--------------------------------------------------------------------------------

INDUSTRY WEIGHTING+ (UNAUDITED)

[PIE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

ADVERTISING 3.5%
AIR COURIER SERVICES 2.4%
AMUSEMENT AND RECREATIONAL SERVICES 6.4%
COMPUTER STORAGE DEVICES 3.6%
CONSUMER WIRELESS DEVICES 2.7%
CRUDE PETROLEUM NATURAL GAS 1.3%
ELECTROMEDICAL & ELECTROTHERAPEUTIC APPARATUS 2.0%
ELECTRONIC COMPONENTS 4.1%
INSTRUMENTS AND RELATED PRODUCTS 2.4%
OIL, GAS FIELD SERVICES 1.2%
PERSONAL CREDIT INSTITUTIONS 2.4%
PHARMACEUTICAL PREPARATIONS 2.4%
SCIENTIFIC GAMING 2.1%
SEARCH, DETECTION, NAVIGATION, GUIDANCE, AERONAUTICAL SYSTEMS 1.7% SECURITY BROKERS, DEALERS & FLOTATION COMPANIES 5.3%
SEMICONDUCTORS & RELATED DEVICES 2.8%
SERVICES - BUSINESS SERVICES 7.3%
SERVICES - COMMERCIAL PHYSICAL & BIOLOGICAL RESEARCH 2.1%
SERVICES - MANAGEMENT SERVICES 3.1%
SERVICES - PREPACKAGED SOFTWARE 4.6%
STATE COMMERCIAL BANKS 4.1%
SURGICAL & MEDICAL INSTRUMENTS & APPARATES 2.4%
SYSTEMS - COMPUTER INTEGRATED SYSTEMS DESIGN 10.8%
TELEGRAPH & OTHER MESSAGE COMMUNICATIONS 1.9%
VOCATIONAL SCHOOLS 3.3%
WEB PORTALS/ISP 5.1%
WELL EQUIPMENT 1.0%
WHOLESALE - MEDICAL, DENTAL & HOSPITAL EQUIPMENT & SUPPLIES 2.2%
REPURCHASE AGREEMENT 5.5%

 + Percentages are based on net assets. Included in net assets are other assets and liabilities of 0.3%.


                                  MARKET
DESCRIPTION           SHARES    VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 94.2%

 ADVERTISING -- 3.5%

 aQuantive*            7,600  $       207
                              -----------
                                      207
                              -----------

 AIR COURIER SERVICES -- 2.4%

 Forward Air           4,400          143
                              -----------
                                      143
                              -----------

 AMUSEMENT AND RECREATIONAL SERVICES -- 6.4%

 Shuffle Master*       6,100          171
 WMS Industries*       6,000          212
                              -----------
                                      383
                              -----------

                                  MARKET
DESCRIPTION           SHARES    VALUE (000)
--------------------------------------------------------------------------------

 COMPUTER STORAGE DEVICES -- 3.6%
 Rackable Systems*     6,900  $       214
                              -----------
                                      214
                              -----------

 CONSUMER WIRELESS DEVICES -- 2.7%
 Viasat*               6,000          163
                              -----------
                                      163
                              -----------

 CRUDE PETROLEUM NATURAL GAS -- 1.3%
 Encore Acquisition*   3,050           76
                              -----------
                                       76
                              -----------

                                                                www.oakfunds.com

--------------------------------------------------------------------------------
River Oak Discovery Fund (CONTINUED)
--------------------------------------------------------------------------------

                                  MARKET
DESCRIPTION           SHARES    VALUE (000)
--------------------------------------------------------------------------------

 ELECTROMEDICAL & ELECTROTHERAPEUTIC
   APPARATUS -- 2.0%

 Palomar Medical
   Technologies*       2,500  $       118
                              -----------
                                      118
                              -----------

 ELECTRONIC COMPONENTS -- 4.1%

 Color Kinetics*       4,600           90
 Xyratex*              7,400          154
                              -----------
                                      244
                              -----------

 INSTRUMENTS AND RELATED PRODUCTS -- 2.4%

 American Science &
   Engineering         2,700          142
                              -----------
                                      142
                              -----------

 OIL, GAS FIELD SERVICES -- 1.2%

 Oceaneering
   International*      2,000           72
                              -----------
                                       72
                              -----------

 PERSONAL CREDIT INSTITUTIONS -- 2.4%

 Nelnet, Cl A*         4,800          141
                              -----------
                                      141
                              -----------

 PHARMACEUTICAL PREPARATIONS -- 2.4%

 Human Genome
   Sciences*          10,500          140
                              -----------
                                      140
                              -----------

 SCIENTIFIC GAMING -- 2.1%

 Scientific Games,
    Cl A*              4,400          123
                              -----------
                                      123
                              -----------

                                  MARKET
DESCRIPTION           SHARES    VALUE (000)
--------------------------------------------------------------------------------

 SEARCH, DETECTION, NAVIGATION, GUIDANCE,
   AERONAUTICAL SYSTEMS -- 1.7%

 DRS Technologies      2,300  $       102
                              -----------
                                      102
                              -----------

 SECURITY BROKERS, DEALERS &
   FLOTATION COMPANIES -- 5.3%

 International Securities
   Exchange, Cl A      3,000          154
 Nuveen Investments,
    Cl A               3,300          163
                              -----------
                                      317
                              -----------

 SEMICONDUCTORS & RELATED DEVICES -- 2.8%

 Formfactor*           4,300          164
                              -----------
                                      164
                              -----------

 SERVICES - BUSINESS SERVICES -- 7.3%

 Ctrip.com International
   ADR                 3,600          176
 inVentiv Health*      4,900          140
 THQ*                  4,000          120
                              -----------
                                      436
                              -----------

 SERVICES - COMMERCIAL PHYSICAL &
   BIOLOGICAL RESEARCH -- 2.1%

 Senomyx*              3,200           49
 Symyx Technologies*   3,000           74
                              -----------
                                      123
                              -----------

 SERVICES - MANAGEMENT SERVICES -- 3.1%
 Advisory Board*       3,300          182
                              -----------

1-888-462-5386
                                       28

--------------------------------------------------------------------------------
River Oak Discovery Fund (CONCLUDED)
--------------------------------------------------------------------------------

                                  MARKET
DESCRIPTION           SHARES    VALUE (000)
--------------------------------------------------------------------------------

 SERVICES - PREPACKAGED SOFTWARE -- 4.6%

 Ansys*                2,000  $        92
 Packeteer*            7,000           79
 Verint Systems*       3,100          102
                              -----------
                                      273
                              -----------

 STATE COMMERCIAL BANKS -- 4.1%

 East West Bancorp     3,100          113
 SVB Financial Group*  2,800          129
                              -----------
                                      242
                              -----------

 SURGICAL & MEDICAL INSTRUMENTS &
   APPARATUS -- 2.4%

 Home Diagnostics*    11,300          144
                              -----------
                                      144
                              -----------

 SYSTEMS - COMPUTER INTEGRATED
   SYSTEMS DESIGN -- 10.8%

 Itron*                3,000          163
 Quality Systems*      4,200          178
 SafeNet*              8,600          184
 Salesforce.com*       3,000          117
                              -----------
                                      642
                              -----------

 TELEGRAPH & OTHER MESSAGE
   COMMUNICATIONS -- 1.9%

 j2 Global
   Communications*     4,200          115
                              -----------
                                      115
                              -----------

 VOCATIONAL SCHOOLS -- 3.3%

 Universal Technical
   Institute*          9,800          196
                              -----------
                                      196
                              -----------

                    SHARES/FACE   MARKET
DESCRIPTION        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------

 WEB PORTALS/ISP -- 5.1%

 Factset Research
   Systems             3,300  $       168
 Sify ADR*            15,000          138
                              -----------
                                      306
                              -----------

 WELL EQUIPMENT -- 1.0%

 Hydril*               1,000           60
                              -----------
                                       60
                              -----------

 WHOLESALE - MEDICAL, DENTAL & HOSPITAL
   EQUIPMENT & SUPPLIES -- 2.2%

 Conceptus             6,700          133
                              -----------
                                      133
                              -----------

 TOTAL COMMON STOCK
    (Cost $5,018)(000)              5,601
                              -----------

 REPURCHASE AGREEMENT -- 5.5%

 Morgan Stanley (A)
   5.00%, dated 10/31/06, to be
   repurchased on 11/01/06,
   repurchase price $326,944
   (collateralized by a U.S.
   Treasury Bond, 13.250%,
   05/15/14, total market
   value: $333,440)     $327          327
                              -----------

 TOTAL REPURCHASE AGREEMENT
    (Cost $327)(000)                  327
                              -----------

 TOTAL INVESTMENTS -- 99.7%
    (Cost $5,345)(000)        $     5,928
                              ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $5,943,145.
* NON-INCOME PRODUCING SECURITY
(A) TRI-PARTY REPURCHASE AGREEMENT
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
ISP -- INTERNET SERVICE PROVIDER
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                www.oakfunds.com
                                       29

Schedules of Investments

OCTOBER 31, 2006

--------------------------------------------------------------------------------
Red Oak Technology Select Fund
--------------------------------------------------------------------------------

INDUSTRY WEIGHTING+ (UNAUDITED)


[PIE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

BIOLOGICAL PRODUCTS (NO DIAGNOSTIC SUBSTANCES) 1.5%
COMPUTER COMMUNICATIONS EQUIPMENT 8.7%
COMPUTER STORAGE DEVICES 2.5%
COMPUTER PERIPHERAL EQUIPMENT 2.7%
CONSULTING SERVICES 3.1%
DATA STORAGE 1.9%
E-COMMERCE - SERVICES 12.0%
ELECTRONIC COMPUTERS 11.1%%
RETAIL - JEWELRY STORES 3.4%
SEMICONDUCTOR CAPITAL EQUIPMENT 9.3%
SEMICONDUCTORS & RELATED DEVICES 25.1%
SERVICES - PREPACKAGED SOFTWARE 4.2%
SYSTEMS - COMPUTER INTEGRATED SYSTEMS DESIGN 2.2%
TELEVISION BROADCASTING STATIONS 2.9%
WEB PORTALS/ISP 8.3%
REPURCHASE AGREEMENT 1.3%

 + Percentages are based on net assets. Included in net assets are other assets and liabilities of (0.2)%.


                                  MARKET
DESCRIPTION           SHARES    VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 98.9%

 BIOLOGICAL PRODUCTS (NO DIAGNOSTIC
   SUBSTANCES) -- 1.5%

 Invitrogen*          30,000  $     1,740
                              -----------
                                    1,740
                              -----------

 COMPUTER COMMUNICATIONS EQUIPMENT -- 8.7%

 Cisco Systems*      225,000        5,429
 Juniper Networks*   271,000        4,667
                              -----------
                                   10,096
                              -----------

 COMPUTER STORAGE DEVICES -- 2.5%

 Seagate Technology  131,000        2,958
                              -----------
                                    2,958
                              -----------

 COMPUTER PERIPHERAL EQUIPMENT -- 2.7%

 Lexmark Internations,
   Cl A*              50,000        3,180
                              -----------
                                    3,180
                              -----------

                                  MARKET
DESCRIPTION           SHARES    VALUE (000)
--------------------------------------------------------------------------------

 CONSULTING SERVICES -- 3.1%

 Accenture, Cl A     110,200  $     3,627
                              -----------
                                    3,627
                              -----------

 DATA STORAGE -- 1.9%

 Motorola             95,000        2,191
                              -----------
                                    2,191
                              -----------

 E-COMMERCE -- SERVICES -- 12.0%

 Amazon.com*         105,000        3,999
 eBay*               191,200        6,143
 Expedia*            237,000        3,851
                              -----------
                                   13,993
                              -----------

 ELECTRONIC COMPUTERS -- 11.1%

 Apple Computer*      21,000        1,703
 Dell*               261,000        6,350
 International Business
   Machines           53,000        4,894
                              -----------
                                   12,947
                              -----------


1-888-462-5386

--------------------------------------------------------------------------------
Red Oak Technology Select Fund (CONCLUDED)
--------------------------------------------------------------------------------

                                  MARKET
DESCRIPTION           SHARES    VALUE (000)
--------------------------------------------------------------------------------

 RETAIL - JEWELRY STORES -- 3.4%

 Blue Nile*          105,000  $     4,012
                              -----------
                                    4,012
                              -----------

 SEMICONDUCTOR CAPITAL EQUIPMENT -- 9.3%

 Applied Materials   156,000        2,713
 Kla-Tencor           85,000        4,180
 Novellus Systems*   142,000        3,926
                              -----------
                                   10,819
                              -----------

 SEMICONDUCTORS & RELATED DEVICES -- 25.1%++

 Adobe Systems*       27,000        1,033
 Broadcom, Cl A*     170,000        5,146
 Linear Technology    70,000        2,178
 Marvel Technology
   Group*            180,000        3,290
 Maxin Integrated
   Products          111,000        3,331
 National
   Semiconductor     144,000        3,498
 Qualcomm             14,000          509
 Taiwan Semiconductor
   Manufacturing ADR 350,147        3,396
 United
    Microelectronics 852,978        2,585
 Xilinx              165,000        4,209
                              -----------
                                   29,175
                              -----------

 SERVICES - PREPACKAGED SOFTWARE -- 4.2%

 BMC Software*        89,700        2,719
 Microsoft            75,000        2,153
                              -----------
                                    4,872
                              -----------

 SYSTEMS - COMPUTER INTEGRATED
   SYSTEMS DESIGN -- 2.2%

 Medarex*            195,000        2,519
                              -----------
                                    2,519
                              -----------

                    SHARES/FACE   MARKET
DESCRIPTION        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------

 TELEVISION BROADCASTING STATIONS -- 2.9%

 IAC/InterActiveCorp* 110,000 $     3,408
                              -----------
                                    3,408
                              -----------

 WEB PORTALS/ISP -- 8.3%
 Google, Cl A*          9,700       4,621
 Yahoo!*              191,000       5,031
                              -----------
                                    9,652
                              -----------

 TOTAL COMMON STOCK
    (Cost $102,975)(000)          115,189
                              -----------

 REPURCHASE AGREEMENT -- 1.3%

 Morgan Stanley (A)
   5.00%, dated 10/31/06, to be
   repurchased on 11/01/06,
   repurchase price $1,458,132,
   (collateralized by a U.S.
   Treasury Bond, 13.250%,
   05/15/14, total market
   value: $1,487,106) $1,458        1,458
                              -----------

 TOTAL REPURCHASE AGREEMENT
    (Cost $1,458)(000)              1,458
                              -----------

 TOTAL INVESTMENTS -- 100.2%
    (Cost $104,433)(000)      $   116,647
                              ===========


 PERCENTAGES ARE BASED ON NET ASSETS OF $116,449,241.
 * NON-INCOME PRODUCING SECURITY
 ++ -- MORE NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS
       BROAD INDUSTRIES ARE UTILIZED FOR REPORTING PURPOSES
(A) TRI-PARTY REPURCHASE AGREEMENT
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
ISP -- INTERNET SERVICE PROVIDER
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                www.oakfunds.com

Schedules of Investments

OCTOBER 31, 2006

--------------------------------------------------------------------------------
Black Oak Emerging Technology Fund
--------------------------------------------------------------------------------

INDUSTRY WEIGHTING+ (UNAUDITED)


[PIE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]


ADVERTISING SERVICES 4.1%
AMUSEMENT AND RECREATIONAL SERVICES 7.2%
BIOLOGICAL PRODUCTS (NO DIANOSTIC SUBSTANCES) 2.7%
COMPUTER STORAGE DEVICES 5.9%
CONSUMER WIRELESS DEVICES 1.5%
ELECTRONIC COMPONENTS 0.8%
INSTRUMENTS AND RELATED PRODUCTS 2.4%
OIL, GAS FIELD SERVICES 2.2%
PERSONAL CREDIT INSTITUTIONS 2.8%
SEARCH, DETECTION, NAVIGATION, GUIDANCE, AURONAUTICAL SYSTEMS 5.1% SECUIRTY BROKERS AND DEALERS 2.7%
SEMICONDUCTORS & RELATED DEVICES 10.1%
SERVICES - BUSINESS SERVICES 3.0%
SERVICES - COMMERCIAL PHYSICAL & BIOLOGICAL RESEARCH 1.6%
SERVICES - COMPUTER PROGRAMMING SERVICES 5.6%
SERVICES - PREPACKAGED SOFTWARE 15.9%
STATE COMMERCIAL BANKS 1.4%
SYSTEMS - COMPUTER INTEGRATED SYSTEMS DESIGN 11.1%
RADIOTELEPHONE COMMUNICATIONS 3.8%
TELEGRAPH & OTHER MESSAGE COMMUNICATIONS 2.6%
WEB PORTALS/ISP 4.2%
REPURCHASE AGREEMENT 0.4%


 + Percentages are based on net assets. Included in net assets are other assets and liabilities of 2.9%.


                                  MARKET
DESCRIPTION           SHARES    VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 96.7%

 ADVERTISING SERVICES -- 4.1%

 aQuantive*           59,900  $     1,628
                              -----------
                                    1,628
                              -----------

 AMUSEMENT AND RECREATIONAL SERVICES -- 7.2%

 Shuffle Master*      45,300        1,268
 WMS Industries*      45,200        1,597
                              -----------
                                    2,865
                              -----------

 BIOLOGICAL PRODUCTS (NO DIAGNOSTIC
   SUBSTANCES) -- 2.7%

 Invitrogen*          18,500        1,073
                              -----------
                                    1,073
                              -----------

 COMPUTER STORAGE DEVICES -- 5.9%

 Komag*               17,100          654
 Rackable Systems*    54,700        1,696
                              -----------
                                    2,350
                              -----------

                                  MARKET
DESCRIPTION           SHARES    VALUE (000)
--------------------------------------------------------------------------------

 CONSUMER WIRELESS DEVICES -- 1.5%

 Viasat*              22,400  $       608
                              -----------
                                      608
                              -----------

 ELECTRONIC COMPONENTS -- 0.8%

 Color Kinetics*      17,000          334
                              -----------
                                      334
                              -----------

 INSTRUMENTS AND RELATED PRODUCTS -- 2.4%

 American Science &
   Engineering*       17,800          937
                              -----------
                                      937
                              -----------

 OIL, GAS FIELD SERVICES -- 2.2%

 Oceaneering
   International*     24,300          875
                              -----------
                                      875
                              -----------


1-888-462-5386

--------------------------------------------------------------------------------
Black Oak Emerging Technology Fund (CONTINUED)
--------------------------------------------------------------------------------

                                  MARKET
DESCRIPTION           SHARES    VALUE (000)
--------------------------------------------------------------------------------

 PERSONAL CREDIT INSTITUTIONS -- 2.8%

 Nelnet, Cl A*        37,00   $     1,089
                              -----------
                                    1,089
                              -----------

 SEARCH, DETECTION, NAVIGATION,
   GUIDANCE, AERONAUTICAL SYSTEMS -- 5.1%

 DRS Technologies     16,200          716
 Flir Systems*        41,300        1,319
                              -----------
                                    2,035
                              -----------

 SECURITY BROKERS AND DEALERS -- 2.7%

 International Securities
   Exchange, Cl A     21,100        1,083
                              -----------
                                    1,083
                              -----------

 SEMICONDUCTORS & RELATED DEVICES -- 10.1%

 Formfactor*          30,400        1,161
 Marvell Technology
   Group*             70,000        1,280
 Sirf Technology
   Holdings*          20,000          562
 Varian Semiconductor
   Equipment
   Associates*        27,500        1,004
                              -----------
                                    4,007
                              -----------

 SERVICES - BUSINESS SERVICES -- 3.0%

 Ctrip.com International
   ADR                24,600        1,205
                              -----------
                                    1,205
                              -----------

 SERVICES - COMMERCIAL PHYSICAL &
   BIOLOGICAL RESEARCH -- 1.6%

 Symyx Technologies*  26,100          641
                              -----------
                                      641
                              -----------

                                  MARKET
DESCRIPTION           SHARES    VALUE (000)
--------------------------------------------------------------------------------

 SERVICES - COMPUTER PROGRAMMING
   SERVICES -- 5.6%

 Cognizant Technology
   Solutions, Cl A*   29,100  $     2,191
                              -----------
                                    2,191
                              -----------

 SERVICES - PREPACKAGED SOFTWARE -- 15.9%

 Activision*         115,000        1,773
 Cerner*              24,800        1,198
 Citrix Systems       35,300        1,042
 NAVTEQ*              15,200          505
 Openwave Systems*    63,700          550
 Packeteer*           40,000          448
 Verint Systems*      23,700          776
                              -----------
                                    6,292
                              -----------

 STATE COMMERCIAL BANKS -- 1.4%

 SVB Financial*       12,000          552
                              -----------
                                      552
                              -----------

 SYSTEMS - COMPUTER INTEGRATED
   SYSTEMS DESIGN -- 11.1%

 F5 Networks*         15,000          993
 Itron*               20,000        1,089
 SafeNet*             36,100          773
 Salesforce.com*      39,500        1,541
                              -----------
                                    4,396
                              -----------

 RADIOTELEPHONE COMMUNICATIONS -- 3.8%

 Vimpel Communications
   ADR*               23,000        1,518
                              -----------
                                    1,518
                              -----------

                                                                www.oakfunds.com

--------------------------------------------------------------------------------
Black Oak Emerging Technology Fund (CONCLUDED)
--------------------------------------------------------------------------------

                    SHARES/FACE   MARKET
DESCRIPTION        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------

 TELEGRAPH & OTHER MESSAGE
   COMMUNICATIONS -- 2.6%

 j2 Global
   Communications*    37,000  $     1,015
                              -----------
                                    1,015
                              -----------

 WEB PORTALS/ISP -- 4.2%

 Factset Research
   Systems            25,700        1,308
 Sify ADR*            36,000          330
                              -----------
                                    1,638
                              -----------

 TOTAL COMMON STOCK
    (Cost $32,661)(000)            38,332
                              -----------

 REPURCHASE AGREEMENT -- 0.4%

 Morgan Stanley (A)
   5.00%, dated 10/31/06, to be
   repurchased on 11/01/06,
   repurchase price $138,269
   (collateralized by a U.S.
   Treasury Bond, 13.250%,
   05/15/14, total  market
   value: $141,016)     $138          138
                              -----------

 TOTAL REPURCHASE AGREEMENT
    (Cost $138)(000)                  138
                              -----------

 TOTAL INVESTMENTS -- 97.1%
    (Cost $32,799)(000)       $    38,470
                              ===========

 PERCENTAGES ARE BASED ON NET ASSETS OF $39,617,441.
* NON-INCOME PRODUCING  SECURITY
(A) TRI-PARTY REPURCHASE AGREEMENT
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
ISP -- INTERNET SERVICE PROVIDER
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

1-888-462-5386

Schedules of Investments

OCTOBER 31, 2006


--------------------------------------------------------------------------------
Live Oak Health Sciences Fund
--------------------------------------------------------------------------------

INDUSTRY WEIGHTING+ (UNAUDITED)

[PIE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

BIOLOGICAL PRODUCTS (NO DIAGNOSTIC SUBSTANCES) 32.3%
ELECTROMEDICAL & ELECTROTHERAPEUTIC APPARATUS 6.9%
LABORATORY ANALYTICAL INSTRUMENTS 9.4%
ORTHOPEDIC, PROSTHETIC & SURGICAL APPLIANCES & SUPPLIES 3.5%
PHARMACEUTICAL PREPARATIONS 30.0%
SERVICES - COMMERCIAL PHYSICAL & BIOLOGICAL RESEARCH 5.6%
SURGICAL & MEDICAL INSTRUMENTS & APPARATES 5.3%
WHOLESALE - DRUGS, PROPRIETARIES & DRUGGISTS' SUNDRIES 3.9%
WHOLESALE - MEDICAL, DENTAL & HOSPITAL EQUIPMENT & SUPPLIES 1.3%
REPURCHASE AGREEMENT 2.0%

 + Percentages are based on net assets. Included in net assets are other assets and liabilities of (0.2)%.


                                  MARKET
DESCRIPTION           SHARES    VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 98.2%

 BIOLOGICAL PRODUCTS (NO DIAGNOSTIC
   SUBSTANCES) -- 32.3%

 Amgen*               23,000  $     1,746
 Cell Genesys*       215,000          942
 Charles River
  Laboratories
  International*      21,600          927
 Genentech*           11,000          916
 Genzyme*             11,000          742
 Invitrogen*          27,100        1,572
 Medimmune*           41,000        1,314
                              -----------
                                    8,159
                              -----------

 ELECTROMEDICAL & ELECTROTHERAPEUTIC
   APPARATUS -- 6.9%

 Medtronic            35,800        1,743
                              -----------
                                    1,743
                              -----------

                                  MARKET
DESCRIPTION           SHARES    VALUE (000)
--------------------------------------------------------------------------------

 LABORATORY ANALYTICAL INSTRUMENTS -- 9.4%

 Applied Biosystems
   Group - Applera    22,000  $       820
 Waters*              31,100        1,549
                              -----------
                                    2,369
                              -----------

 ORTHOPEDIC, PROSTHETIC & SURGICAL
   APPLIANCES & SUPPLIES -- 3.5%

 Stryker              17,000          889
                              -----------
                                      889
                              -----------

 PHARMACEUTICAL PREPARATIONS -- 30.0%

 Corcept
   Therapeutics*     180,052          144
 Eli Lilly            15,000          840
 Human Genome
   Sciences*          37,500          501
 Johnson & Johnson    15,600        1,051
 King
   Pharmaceuticals*   32,000          535

                                                                www.oakfunds.com

--------------------------------------------------------------------------------
Live Oak Health Sciences Fund (CONCLUDED)
--------------------------------------------------------------------------------

                                  MARKET
DESCRIPTION           SHARES    VALUE (000)
--------------------------------------------------------------------------------

 PHARMACEUTICAL PREPARATIONS -- CONTINUED

 Medicis Pharmaceutical,
   Cl A               24,000  $       841
 Novartis ADR*         9,500          578
 Pfizer               35,000          933
 Teva Pharmaceutical
   Industries ADR     49,700        1,639
 Watson
   Pharmaceuticals*   19,000          511
                              -----------
                                    7,573
                              -----------

 SERVICES - COMMERCIAL PHYSICAL &
   BIOLOGICAL RESEARCH -- 5.6%

 Affymetrix*          40,000        1,020
 Gen-Probe*            8,000          383
                              -----------
                                    1,403
                              -----------

 SURGICAL & MEDICAL INSTRUMENTS &
   APPARATUS -- 5.3%

 Techne*              24,200        1,352
                              -----------
                                    1,352
                              -----------

 WHOLESALE - DRUGS, PROPRIETARIES &
   DRUGGISTS' SUNDRIES -- 3.9%

 AmerisourceBergen    20,900          986
                              -----------
                                      986
                              -----------

 WHOLESALE - MEDICAL, DENTAL &
   HOSPITAL EQUIPMENT & SUPPLIES -- 1.3%

 Conceptus*           17,000          337
                              -----------
                                      337
                              -----------

 TOTAL COMMON STOCK
    (Cost $19,531)(000)            24,811
                              -----------

                       FACE       MARKET
DESCRIPTION        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------

 REPURCHASE AGREEMENT -- 2.0%

 Morgan Stanley (A)
   5.00%, dated 10/31/06, to be
   repurchased on 11/01/06,
   repurchase price $498,907
   (collateralized by a U.S.
   Treasury Bond, 13.250%,
   05/15/14, total market
   value: $508,820)     $499  $       499
                              -----------

 TOTAL REPURCHASE AGREEMENT
    (Cost $499)(000)                  499
                              -----------

 TOTAL INVESTMENTS -- 100.2%
    (Cost $20,030)(000)       $    25,310
                              ===========


PERCENTAGES ARE BASED ON NET ASSETS OF $25,263,314.
* NON-INCOME PRODUCING SECURITY
(A) TRI-PARTY REPURCHASE AGREEMENT
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

1-888-462-5386

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                                                www.oakfunds.com

Statements of Assets and Liabilities (000)

AS OF OCTOBER 31, 2006


                                                        WHITE OAK         ROCK OAK
                                                      SELECT GROWTH      CORE GROWTH
                                                          FUND              FUND
-----------------------------------------------------------------------------------------
   Investments at cost                                $     458,966       $ 8,233
   Repurchase agreements at cost                              1,602           271
-----------------------------------------------------------------------------------------
ASSETS:
   Investments at value                               $     536,798       $ 9,386
   Repurchase agreements at value                             1,602           271
   Receivable for investment securities sold                  1,744           281
   Dividends and interest receivable                            156             1
   Receivable for capital shares sold                            85            --
   Prepaid expenses                                              65             1
-----------------------------------------------------------------------------------------
   Total Assets                                             540,450         9,940
-----------------------------------------------------------------------------------------
LIABILITIES:
   Payable for fund shares redeemed                           1,003            10
   Payable for investment securtities purchased                  --           220
   Investment advisory fees payable                             290             5
   Administration fees payable                                   37             1
   Trustees' fees payable                                        19            --
   Other accrued expenses                                       585            16
-----------------------------------------------------------------------------------------
   Total Liabilites                                           1,934           252
-----------------------------------------------------------------------------------------
   Total Net Assets                                   $     538,516       $ 9,688
-----------------------------------------------------------------------------------------
NET ASSETS:
   Paid in Capital
      (unlimited authorization -- no par value)       $   3,102,848       $ 8,849
   Accumulated net realized loss
      on investments                                     (2,642,164)         (314)
   Net unrealized appreciation
      on investments                                         77,832         1,153
-----------------------------------------------------------------------------------------
   TOTAL NET ASSETS                                   $     538,516       $ 9,688
-----------------------------------------------------------------------------------------
Portfolio Shares:
   Net Assets                                         $     538,516       $ 9,688
   Total shares outstanding at end of year                   16,874           907
-----------------------------------------------------------------------------------------
   Net asset value, offering and redemption price
      per share (net assets / shares outstanding)     $       31.91       $ 10.68
-----------------------------------------------------------------------------------------

                                                       PIN OAK         RIVER OAK       RED OAK        BLACK OAK        LIVE OAK
                                                   AGGRESSIVE STOCK    DISCOVERY     TECHNOLOGY       EMERGING      HEALTH SCIENCES
                                                         FUND            FUND        SELECT FUND   TECHNOLOGY FUND       FUND
------------------------------------------------------------------------------------------------------------------------------------
   Investments at cost                               $    70,166       $ 5,018       $  102,975     $     32,661     $   19,531
   Repurchase agreements at cost                           1,515           327            1,458              138            499
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments at value                              $    91,193       $ 5,601       $  115,189     $     38,332     $   24,811
   Repurchase agreements at value                          1,515           327            1,458              138            499
   Receivable for investment securities sold                  91            54              135            1,422             31
   Dividends and interest receivable                          20            --               49               --             --
   Receivable for capital shares sold                         26             5               72               71              1
   Prepaid expenses                                           11             1               13                5              3
------------------------------------------------------------------------------------------------------------------------------------
   Total Assets                                           92,856         5,988          116,916           39,968         25,345
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payable for fund shares redeemed                          136            27              241               32             30
   Payable for investment securtities purchased                --           --               --              231             --
   Investment advisory fees payable                           53             2               70               17             16
   Administration fees payable                                 6            --                8                3              2
   Trustees' fees payable                                      3            --                4                1              1
   Other accrued expenses                                    109            16              144               67             33
------------------------------------------------------------------------------------------------------------------------------------
   Total Liabilites                                          307            45              467              351             82
------------------------------------------------------------------------------------------------------------------------------------
   Total Net Assets                                  $    92,549       $ 5,943       $  116,449     $     39,617      $  25,263
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Paid in Capital
      (unlimited authorization -- no par value)      $   914,585       $ 5,430     $  1,770,185    $     317,503      $  23,004
   Accumulated net realized loss
      on investments                                    (843,063)          (70)      (1,665,950)        (283,557)        (3,021)
   Net unrealized appreciation
      on investments                                      21,027           583           12,214            5,671          5,280
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL NET ASSETS                                  $    92,549       $ 5,943       $  116,449     $     39,617      $  25,263
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Shares:
   Net Assets                                        $    92,549       $ 5,943       $  116,449     $     39,617      $  25,263
   Total shares outstanding at end of year                 4,369           514           16,887           17,904          2,259
------------------------------------------------------------------------------------------------------------------------------------
   Net asset value, offering and redemption price
      per share (net assets / shares outstanding)    $     21.18       $ 11.56       $     6.90     $       2.21      $   11.18
------------------------------------------------------------------------------------------------------------------------------------


AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0. THE ACCOMPANYING NOTES ARE AN INTGRAL PART OF THE FINANCIAL STATEMENTS.

1-888-462-5386

                                    38 & 39

Statements of Operations (000)



FOR THE YEAR ENDED OCTOBER 31, 2006

                                                        WHITE OAK         ROCK OAK
                                                      SELECT GROWTH      CORE GROWTH
                                                          FUND              FUND
------------------------------------------------------------------------------------------------
Investment Income:
   Dividends                                           $   5,146           $  52
   Interest                                                  162              22
   Less:  Foreign Withholding Tax                            (35)             --
------------------------------------------------------------------------------------------------
   Total Investment Income                                 5,273              74
------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees                                5,051              80
   Administration Fees                                       438               7
   Transfer Agent Fees                                     1,953              32
   Printing Fees                                             276               5
   Professional Fees                                          89              17
   Trustees' Fees                                             87               1
   Registration Fees                                          81               1
   Custodian Fees                                             46               1
   Offering Fees                                              --              10
   Insurance and Other Fees                                  151               2
------------------------------------------------------------------------------------------------
   Total Expenses                                          8,172             156
------------------------------------------------------------------------------------------------
   Less: Investment Advisory
           Fees Waived                                        --             (24)
        Reimbursement from Advisor                            --              --
        Fees Paid Indirectly -- See Note 4                   (36)             --
------------------------------------------------------------------------------------------------
   Net Expenses                                            8,136             132
------------------------------------------------------------------------------------------------
   Net Investment Loss                                    (2,863)            (58)
------------------------------------------------------------------------------------------------
   Net Realized Gain (Loss) on
      Securities Sold                                     92,680             (37)
   Net Change in Unrealized
      Appreciation (Depreciation)
      of Investment Securities                           (72,659)            617
------------------------------------------------------------------------------------------------
   Net Realized and Unrealized
      Gain (Loss) on Investments                          20,021             580
------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting
      From Operations                                   $ 17,158            $522
------------------------------------------------------------------------------------------------

                                                          PIN OAK        RIVER OAK       RED OAK       BLACK OAK        LIVE OAK
                                                      AGGRESSIVE STOCK   DISCOVERY     TECHNOLOGY      EMERGING      HEALTH SCIENCES
                                                            FUND           FUND        SELECT FUND  TECHNOLOGY FUND       FUND
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:
   Dividends                                            $       511       $    9      $      441      $     18          $    176
   Interest                                                      33           16             104            47                70
   Less:  Foreign Withholding Tax                                --           --             (28)           --                (3)
------------------------------------------------------------------------------------------------------------------------------------
   Total Investment Income                                      544           25             517            65               243
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees                                     866           42           1,008           335               288
   Administration Fees                                           75            3              88            30                24
   Transfer Agent Fees                                          404           26             565           261               111
   Printing Fees                                                 49            3              59            21                17
   Professional Fees                                             30           16              32            21                21
   Trustees' Fees                                                15            1              17             6                 5
   Registration Fees                                             13           --              15             5                 3
   Custodian Fees                                                 8           --               9             3                 3
   Offering Fees                                                 --           36              --            --                --
   Insurance and Other Fees                                      27            1              29             9                 6
------------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                             1,487          128           1,822           691               478
------------------------------------------------------------------------------------------------------------------------------------
   Less: Investment Advisory
          Fees Waived                                           (71)         (42)            (90)         (112)               (6)
        Reimbursement from Advisor                               --          (23)             --            --                --
        Fees Paid Indirectly -- See Note 4                       --           --              --            --                --
------------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                               1,416           63           1,732           579               472
------------------------------------------------------------------------------------------------------------------------------------
   Net Investment Loss                                         (872)         (38)         (1,215)         (514)             (229)
------------------------------------------------------------------------------------------------------------------------------------
   Net Realized Gain (Loss) on
      Securities Sold                                        18,792          (52)         35,179         9,818              (368)
   Net Change in Unrealized
      Appreciation (Depreciation)
      of Investment Securities                              (17,820)         557         (26,159)       (5,391)           (1,557)
------------------------------------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized
      Gain (Loss) on Investments                                972          505           9,020         4,427            (1,925)
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting
      From Operations                                   $       100         $467       $   7,805       $ 3,913           $(2,154)
------------------------------------------------------------------------------------------------------------------------------------


AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0. THE ACCOMPANYING NOTES ARE AN INTGRAL PART OF THE FINANCIAL STATEMENTS.

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                                    40 & 41

Statements of Changes in Net Assets (000)


FOR THE YEARS OR PERIODS ENDED OCTOBER 31,


                                                    WHITE OAK              ROCK OAK
                                                  SELECT GROWTH           CORE GROWTH
                                                      FUND                 FUND (1)
                                        -----------------------------------------------------
                                              2006         2005          2006      2005
---------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income (Loss)         $    (2,863)   $     498     $   (58)     $ (51)
   Net Realized Gain (Loss)
      on Securities Sold                     92,680     (316,096)        (37)       (277)
   Net Unrealized Appreciation
      (Depreciation) of
      Investment Securities                 (72,659)     322,828         617         536
---------------------------------------------------------------------------------------------
   Net Increase in Net Assets
      Resulting from Operations              17,158        7,230         522         208
---------------------------------------------------------------------------------------------
Dividends to Shareholders:
   Net Investment Income                       (498)          --          --          --
---------------------------------------------------------------------------------------------
            Total Dividends                    (498)          --          --          --
---------------------------------------------------------------------------------------------
Capital Share Transactions (in dollars):
   Shares Issued                             46,649       64,348       2,543      12,581
   Shares Issued in Lieu of Cash
    Distributions                               470           --          --          --
   Shares Redeemed                         (403,972)    (762,768)     (3,937)     (2,229)
---------------------------------------------------------------------------------------------
      Increase (Decrease) in Net Assets
         from Capital Share Transactions   (356,853)    (698,420)     (1,394)     10,352
---------------------------------------------------------------------------------------------
            Total Increase (Decrease)
               in Net Assets               (340,193)    (691,190)       (872)     10,560
---------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period                      878,709    1,569,899      10,560          --
---------------------------------------------------------------------------------------------
   End of Period                          $ 538,516   $  878,709     $ 9,688     $10,560
---------------------------------------------------------------------------------------------
   Undistributed Net Investment Income    $      --     $    498     $    --     $    --
---------------------------------------------------------------------------------------------
Shares Issued and Redeemed:
   Issued                                     1,467        2,024         240       1,277
   Issued in Lieu of Cash Distributions          14           --          --          --
   Redeemed                                 (12,632)     (23,982)       (379)       (231)
---------------------------------------------------------------------------------------------
      Net Increase (Decrease) in
         Share Transactions                 (11,151)     (21,958)       (139)      1,046
---------------------------------------------------------------------------------------------

                                                 PIN OAK               RIVER OAK             RED OAK              BLACK OAK
                                             AGGRESSIVE STOCK          DISCOVERY           TECHNOLOGY             EMERGING
                                                   FUND                FUND (2)            SELECT FUND         TECHNOLOGY FUND
                                             -------------------------------------------------------------------------------------
                                              2006       2005       2006       2005      2006       2005      2006       2005
----------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income (Loss)             $ (872) $  (1,300)     $  (38)   $  (7) $  (1,215) $  (1,001)   $   (514) $   (719)
   Net Realized Gain (Loss)
      on Securities Sold                    18,792    (12,825)        (52)     (18)    35,179     21,296       9,818     8,146
   Net Unrealized Appreciation
      (Depreciation) of
      Investment Securities                (17,820)    32,905         557       26    (26,159)   (11,183)     (5,391)   (7,070)
----------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets
      Resulting from Operations                100     18,780         467        1      7,805      9,112       3,913       357
----------------------------------------------------------------------------------------------------------------------------------
Dividends to Shareholders:
   Net Investment Income                        --         --          --       --         --         --          --        --
----------------------------------------------------------------------------------------------------------------------------------
            Total Dividends                     --         --          --       --         --         --          --        --
----------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions (in dollars):
   Shares Issued                             9,862     13,722       3,713    3,079      4,019      8,937       4,586     7,881
   Shares Issued in Lieu of Cash
    Distributions                               --         --          --       --         --         --          --        --
   Shares Redeemed                         (56,792)   (83,962)     (1,300)     (17)   (56,256)  (102,016)    (17,783)  (31,430)
----------------------------------------------------------------------------------------------------------------------------------
      Increase (Decrease) in Net Assets
         from Capital Share Transactions   (46,930)   (70,240)      2,413    3,062    (52,237)   (93,079)   (13,197)   (23,549)
----------------------------------------------------------------------------------------------------------------------------------
            Total Increase (Decrease)
               in Net Assets               (46,830)   (51,460)      2,880    3,063    (44,432)   (83,967)   (9,284)   (23,129)
----------------------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period                     139,379    190,839       3,063       --    160,881    244,848    48,901     72,093
----------------------------------------------------------------------------------------------------------------------------------
   End of Period                          $ 92,549   $139,379    $  5,943   $3,063   $116,449  $ 160,881  $  39,617  $  48,901
----------------------------------------------------------------------------------------------------------------------------------
   Undistributed Net Investment Income     $    --    $    --     $    --   $   --   $     --   $     --  $     --   $      --
----------------------------------------------------------------------------------------------------------------------------------
Shares Issued and Redeemed:
   Issued                                      449        678         324      305        597      1,357     2,067      3,571
   Issued in Lieu of Cash Distributions         --         --          --       --         --         --        --         --
   Redeemed                                 (2,677)    (4,112)       (113)      (2)    (8,274)   (15,646)   (8,044)   (14,350)
----------------------------------------------------------------------------------------------------------------------------------
      Net Increase (Decrease) in
         Share Transactions                 (2,228)    (3,434)        211      303     (7,677)   (14,289)   (5,977)   (10,779)
----------------------------------------------------------------------------------------------------------------------------------


(1) THE ROCK OAK CORE GROWTH FUND COMMENCED OPERATIONS ON DECEMBER 31, 2004.
(2) THE RIVER OAK DISCOVERY FUND COMMENCED OPERATIONS ON JUNE 30, 2005. AMOUNTS DESIGNATED AS"--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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                                    42 & 43

Statements of Changes in Net Assets (000)


FOR THE YEAR ENDED OCTOBER 31,

                                                                      LIVE OAK
                                                                   HEALTH SCIENCES
                                                                        FUND
                                                            --------------------------
                                                                 2006         2005
-----------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Loss                                      $     (229)    $   (195)
   Net Realized Gain (Loss) on Securities Sold                    (368)         252
   Net Unrealized Appreciation (Depreciation) of
    Investment Securities                                       (1,557)       5,638
-----------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting
    from Operations                                             (2,154)       5,695
-----------------------------------------------------------------------------------------------
Capital Share Transactions (in dollars):
   Shares Issued                                                24,285       17,909
   Shares Redeemed                                             (33,172)     (13,526)
-----------------------------------------------------------------------------------------------
      Increase (Decrease) in Net Assets from Capital
        Share Transactions                                      (8,887)       4,383
-----------------------------------------------------------------------------------------------
            Total Increase (Decrease) in Net Assets            (11,041)      10,078
-----------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Year                                            36,304       26,226
-----------------------------------------------------------------------------------------------
   End of Year                                                $ 25,263      $36,304
-----------------------------------------------------------------------------------------------
   Accumulated Net Investment Loss
      (Undistributed Net Investment Income)                   $     --      $    --
-----------------------------------------------------------------------------------------------
Shares Issued and Redeemed:
   Issued                                                        2,029        1,587
   Redeemed                                                     (2,884)      (1,251)
-----------------------------------------------------------------------------------------------
      Net Increase (Decrease) in Share Transactions               (855)         336
-----------------------------------------------------------------------------------------------

AMOUNTS DESIGNATED AS"--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


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                                       44

Notes to Financial Statements


OCTOBER 31, 2006


1. ORGANIZATION:
--------------------------------------------------------------------------------

The Oak Associates Funds (the "Trust") is organized as a Massachusetts business trust under an Agreement and Declaration of Trust dated November 6, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with seven funds: White Oak Select Growth Fund, Rock Oak Core Growth Fund, Pin Oak Aggressive Stock Fund and River Oak Discovery Fund (diversified funds); Red Oak Technology Select Fund, Black Oak Emerging Technology Fund and Live Oak Health Sciences Fund (non-diversified funds) (collectively referred to as "Funds" and individually referred to as a "Fund"). The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:
--------------------------------------------------------------------------------

The following is a summary of the significant accounting policies followed by the Funds.

  USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations and expenses during the reporting period. Actual results could differ from those estimates.

  SECURITY VALUATION--Investments in equity securities, which are traded on a national exchange, are stated at the last quoted sales price if readily available for such equity securities on each business day. Investments in equity securities, which are reported on the NASDAQ national market system are valued at the official closing price; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value.

  Securities for which market prices are not "readily available" (of which there were none as of October 31, 2006) are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Funds' Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value


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                                       45

OCTOBER 31, 2006


  Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates net asset value; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

  SECURITY TRANSACTIONS AND INVESTMENT INCOME--Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

  EXPENSES--Expenses that are directly related to one of the Funds are charged to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.

  OFFERING FEES--Offering Fees, which include registration fees, typesetting and prospectus printing, and preparation of the initial registration statement were being amortized over a twelve-month period.

  REPURCHASE AGREEMENTS--The Funds invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the repurchase agreements and procedures adopted by the Board of Trustees require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

  DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS--Dividends from net investment income are declared and paid to shareholders on an annual basis, as applicable. Net realized capital gains on sales of securities, if any, are distributed to shareholders at least annually.

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                                       46

3. TRANSACTIONS WITH AFFILIATES:
--------------------------------------------------------------------------------

Certain officers of the Trust are also officers of Oak Associates, ltd., SEI Investments Global Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, TRANSFER AGENT AND DISTRIBUTION AGREEMENTS:
--------------------------------------------------------------------------------

The Trust and the Administrator are parties to an Administration Agreement dated February 27, 1998, last amended May 4, 2005, under which the Administrator provides management and administration services for an annual fee of 0.04% of the average daily net assets of each of the Funds up to $2.5 billion, 0.03% on the next $2.5 billion, 0.02% on the next $5 billion, and 0.015% of such assets in excess of $10 billion. There is a minimum annual administration fee of $665,000 for the trust.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under an Agency Agreement with the Trust dated February 27, 1998. During the year ended October 31, 2006, the following Funds reimbursed Oak Associates, ltd. (the "Adviser") for amounts paid to third parties that provide sub-transfer agency and other administration services relating to the Funds:

                                       AMOUNT (000)
                                       -----------
White Oak Select Growth Fund             $1,066
Rock Oak Core Growth Fund                     5
Pin Oak Aggressive Stock Fund               137
River Oak Discovery Fund                      1
Red Oak Technology Select Fund              142
Black Oak Energing Technology Fund           40
Live Oak Health Sciences Fund                38

In 2006, the White Oak Select Growth Fund received a credit due from the Distributor of $36,433 based on an arrangement that was terminated where the Fund directed certain trades to SEI Brokerage via a network of executing brokers who paid a portion of the Fund's expenses. The Fund had expenses reduced by $36,433 which was used to pay administration expenses and is listed as "Fees Paid Indirectly" on the Statement of Operations.

The Trust and the Distributor are parties to an Amended and restated Distribution Agreement dated February 27, 1998. The Distributor receives no fees for its distribution services under this agreement.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:
--------------------------------------------------------------------------------

The Trust and the Adviser are parties to an Investment Advisory Agreement dated February 27, 1998, as last amended May 4, 2005, under which the Adviser receives an annual fee equal to 0.74% of the average daily net assets of each Fund, except for the River Oak Discovery Fund for which the Adviser receives 0.90% of the average daily net assets of the Fund. Prior to March 1, 2006, the Adviser had agreed to contractually waive all or a portion of its fees (and to reimburse the Funds' expenses if necessary) in order to limit operating expenses to not more than 1.15% of the average daily net assets of the White Oak Select Growth, Rock Oak Core Growth, Pin Oak Aggressive Stock, Red Oak Technology Select, Black Oak Emerging Technology and Live Oak Health Sciences Funds, and 1.35% of


                                                                www.oakfunds.com

OCTOBER 31, 2006


the average daily net assets of the River Oak Discovery Fund. Effective March 1, 2006, the Advisor has agreed to contractually waive all or a portion of its fees (and to reimburse the Funds' expenses if necesssary) in order to limit operating expenses to not more than 1.25% of the average daily net assets of the White Oak Select Growth, Rock Oak Core Growth and Pin Oak Aggressive Stock Funds, and 1.35% of the average daily net assets of the River Oak Discovery, Red Oak Technology Select, Black Oak Emerging Technology and Live Oak Health Sciences Funds for a period of one year.

U.S. Bank N.A. (formerly Wachovia Bank, N.A.) acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

6. INVESTMENT TRANSACTIONS:
--------------------------------------------------------------------------------

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended October 31, 2006, were as follows
(000):

                                   PURCHASES      SALES
                                   ---------    ---------
White Oak Select Growth Fund       $349,616      $706,385
Rock Oak Core Growth Fund             9,159        10,362
Pin Oak Aggressive Stock Fund        22,920        71,275
River Oak Discovery Fund              5,481         3,099
Red Oak Technology Select Fund      124,601       177,869
Black Oak Emerging
  Technology Fund                    43,023        57,923
Live Oak Health Sciences Fund        20,735        28,697

7. FEDERAL INCOME TAXES:
--------------------------------------------------------------------------------

Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds intends to continue to qualify as a separate "regulated investment company" under Subchapter M of the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that dividends from net investment income and distributions from net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. These differences are primarily due to wash sales as well as net operating losses. The character of dividends from net investment income or distributions from net realized gains made during the year, and the timing of dividends and distributions where the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

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                                       48

Accordingly, the following permanent differences have been reclassified to/from the following accounts (000):

                                  ACCUMULATED
                                 NET INVESTMENT     PAID-IN-
                                      LOSS          CAPITAL
                                  -------------     --------
White Oak Growth Stock Fund          $2,863        $(2,863)
Rock Oak Core Growth Fund                58            (58)
Pin Oak Aggressive Stock Fund           872           (872)
River Oak Discovery Fund                 38            (38)
Red Oak Technology Select Fund        1,215         (1,215)
Black Oak Emerging Technology Fund      514           (514)
Live Oak Health Sciences Fund           229           (229)

The tax character of dividends and distributions declared during the year ended October 31, 2006, were as follows (000):

                                ORDINARY
                                 INCOME
                                --------
White Oak Growth Stock Fund, 2006   $498

There were no dividends or distributions declared during the year ended October 31, 2005.


As of October 31, 2006, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

                                                                         TOTAL
                                                                     DISTRIBUTABLE
                                        CAPITAL            NET           EARNINGS
                                         LOSS          UNREALIZED     (ACCUMULATED
                                     CARRYFORWARD     APPRECIATION       LOSSES)
                                     ------------      -----------      ---------
 White Oak Select Growth Fund        $(2,642,164)        $77,832      $(2,564,332)
 Rock Oak Core Growth Fund                  (300)          1,139              839
 Pin Oak Aggressive Stock Fund          (843,063)         21,027         (822,036)
 River Oak Discovery Fund                    (58)            571              513
 Red Oak Technology Select Fund       (1,665,639)         11,903       (1,653,736)
 Black Oak Emerging Technology Fund     (283,536)          5,650         (277,886)
 Live Oak Health Sciences Fund            (3,021)          5,280            2,259

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.

At October 31, 2006, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates
(000):


                                                                  EXPIRING OCTOBER 31,
-----------------------------------------------------------------------------------------------------------------------
                              2008       2009         2010         2011         2012        2013       2014       TOTAL
                              -----      -----        -----        ----         ----        ----       ----       -----
White Oak Select
  Growth Fund                $  --     $656,388     $712,973     $206,602     $744,257    $321,944     $ --     $2,642,164
Rock Oak Core Growth
  Fund                          --           --           --           --           --         196      104            300
Pin Oak Aggressive
  Stock Fund                    --       118,741      436,197     180,086       90,283      17,756       --        843,063
River Oak Discovery  Fund       --            --           --          --           --          16       42             58
Red Oak Technology
  Select Fund                  643       610,821      726,266     293,676       34,233          --       --      1,665,639
Black Oak Emerging
  Technology Fund               --        55,606      212,845      15,085           --          --       --        283,536
Live Oak Health
  Sciences Fund                 --            --        2,582          --           71          --      368          3,021

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                                       49

Notes to Financial Statements (concluded)

OCTOBER 31, 2006


During the period ended October 31, 2006, the following Funds utilized capital loss carryforwards to offset capital gains (000):

                                             AMOUNT
                                             -------
White Oak Growth Stock Fund                  $92,680
Pin Oak Aggressive Stock Fund                 18,792
Red Oak Technology Select Fund                35,354
Black Oak Emerging Technology Fund             9,839

At October 31, 2006, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds is as follows (000):

                         FEDERAL        AGGREGATE     AGGREGATE        NET
                           TAX            GROSS        GROSS        UNREALIZED
                           COST       APPRECIATION  DEPRECIATION   APPRECIATION
                         -------      ------------- ------------   ------------
White Oak Select
  Growth Fund            $460,568      $105,879      $(28,047)       $77,832
Rock Oak Core
  Growth Fund               8,518         1,455          (316)         1,139
Pin Oak Aggressive
  Stock Fund               71,681        25,665        (4,638)        21,027
River Oak Discovery
  Fund                      5,357           802          (231)           571
Red Oak
  Technology
  Select Fund             104,744        18,569        (6,666)        11,903
Black Oak
  Emerging
  Technology
   Fund                    32,820         7,605        (1,955)         5,650
Live Oak Health
  Sciences Fund            20,030         6,577        (1,297)         5,280

8.  CONCENTRATION OF CREDIT RISK
--------------------------------------------------------------------------------

The Red Oak Technology Select Fund and the Black Oak Emerging Technology Fund invest a substantial portion of their assets in securities in the technology industry. The Live Oak Health Sciences Fund invests a substantial portion of its assets in securities in the health care, medicine and life sciences industries. Therefore, each of these Funds may be more affected by economic developments in those industries than a general equity fund would be.

In the normal course of business, the Fund's enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund's and, therefore, cannot be established; however based on experience, the risk of loss from such claims is considered remote.

9.  NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006


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                                       50
and is to be applied to all open tax years as of the effective date. As of October 31, 2006, the Funds have not completed their evaluation of the impact, if any, that will result from the adoption of FIN 48.

In September 2006, the Financial Accounting Standards Board (FASB) issued STATEMENT ON FINANCIAL ACCOUNTING STANDARDS (SFAS) NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2006 the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

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                                       51

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Board of Trustees and Shareholders
Oak Associates Funds:

We have audited the accompanying statements of assets and liabilities of the White Oak Select Growth Fund, Rock Oak Core Growth Fund, Pin Oak Aggressive Stock Fund, River Oak Discovery Fund, Red Oak Technology Select Fund, Black Oak Emerging Technology Fund, and Live Oak Health Sciences Fund, each a series of the Oak Associates Funds, including the schedule of investments, as of October 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-years then ended, and the financial highlights for the each of the years or periods since inception in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2006, by correspondence with custodians and brokers. As to securities purchases or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the White Oak Select Growth Fund, Rock Oak Core Growth Fund, Pin Oak Aggressive Stock Fund, River Oak Discovery Fund, Red Oak Technology Select Fund, Black Oak Emerging Technology Fund, and Live Oak Health Sciences Fund as of October 31, 2006, the results of their operations for the year then ended, the changes in their net assets, and the financial highlights for each of the years or periods described in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

[KPMG SIG OMITTED]


Philadelphia, Pennsylvania
December 19, 2006

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                                       52

Trustees of the Trust (unaudited)


                                             NUMBER OF
                                             PORTFOLIOS
                                               IN FUND                                                               OTHER
                   POSITION       LENGTH       COMPLEX                   PRINCIPAL                              DIRECTORSHIPS
                     HELD         OF TIME     OVERSEEN                 OCCUPATION(S)                                 HELD
                     WITH         SERVED      BY BOARD                   DURING                                    BY BOARD
NAME & AGE(1)        TRUST       (YRS.)(2)    MEMBER(3)              PAST FIVE YEARS                               MEMBER(4)
------------------------------------------------------------------------------------------------------------------------------------
J. John Canon       Trustee          6            7        President and Chairman of the Board,               Trustee of Proconex.
(71)                                                       Synergistic Partners, Inc., 1975-1999.
------------------------------------------------------------------------------------------------------------------------------------
Stanford N.         Trustee          6            7        Chairman, Clear Springs Land Company,              Chairman of: S.N.
Phelps(5)                                                  LLC since 1999; Chairman, S.N. Phelps              Phelps Realty LLC,
(72)                                                       Realty LLC since 1994; Chairman,                   S.N. Phelps & Co.,
                                                           S.N. Phelps &Co. since 1986. Chairman,             Clear Springs Land
                                                           Investors Life Insurance Corp. since 1994;         Company LLC,
                                                           Chairman, Wyatt Energy, Inc. since 1994;           Investors Life
                                                           Chairman, Commonwealth Oil Refining Company        Insurance Corp,
                                                           since 1984; Chairman Realmark Holdings             Wyatt Energy,
                                                           since 1983.                                        Inc., Commonwealth
                                                                                                              Oil Refining Company,
                                                                                                              Realmark Holdings.
------------------------------------------------------------------------------------------------------------------------------------
Thomas E. Gretter,  Trustee          5            7        Physician, Cleveland Clinic (Health Care)          None
MD (71)                                                    since 1966.
------------------------------------------------------------------------------------------------------------------------------------
James D.            Trustee,         6            7        Managing Member, President, CIO and                None
Oelschlager(6)      Chairman                               Founder of Oak Associates, ltd. since 1985.
(64)
------------------------------------------------------------------------------------------------------------------------------------
John G.             Trustee          6            7        Director of International Equity                   Board of Directors,
Stimpson(6)                                                Sales and Equity Sales Manager, Salomon            Morgan Stanley Trust
(63)                                                       Brothers (New York) from 1985-1993.                Company from
                                                                                                              1988-1993.
------------------------------------------------------------------------------------------------------------------------------------


1. Each Trustee may be contacted in writing to the Trustee c/o Oak Associates Funds, 3875 Embassy Parkway, Suite 250, Akron, OH 44333. Each Officer may be contacted in writing to the Officer c/o SEI Investments, One Freedom Valley Drive, Oaks,PA 19456.

2. Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his successor, or until he sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3. The "Oak Associates Funds Complex" consists of all registered investment companies for which Oak Associates, ltd. serves as investment adviser. As of October 31, 2006, the Oak Associates Funds Complex consisted of 7 Funds.

4. Directorships of companies are required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

5. Mr. Phelps tendered his resignation from the Board on November 15, 2006.

6. Messrs. Oelschlager and Stimpson are considered "interested" persons of the Trust as that term is defined in the Investment Company Act of 1940. Mr. Oelschlager is interested by virtue of his controlling ownership interest in the Adviser. Mr. Stimpson is considered interested because of his family relationship with an employee of the Adviser.

                                                                www.oakfunds.com

Trustees of the Trust (unaudited)

                                             NUMBER OF                                                             OTHER
                   POSITION       LENGTH    PORTFOLIOS                  PRINCIPAL                              DIRECTORSHIPS
                     HELD         OF TIME     IN FUND                 OCCUPATION(S)                                 HELD
                     WITH         SERVED      COMPLEX                   DURING                                    BY BOARD
NAME & AGE(1)        TRUST        (YRS.)      OVERSEEN               PAST FIVE YEARS                               MEMBER(4)
------------------------------------------------------------------------------------------------------------------------------------
William E.          President        6          N/A        Mutual Fund Product Manager of                             N/A
White(2)                                                   Oak Associates, ltd. since 1997.
(41)
------------------------------------------------------------------------------------------------------------------------------------
Sandra Noll(2)      Vice             6          N/A        Director of Client Services at Oak Associates,             N/A
(42)                President                              ltd. since 1998 and Compliance Officer of
                    and                                    Oak Associates, ltd., since 1994.
                    Assistant
                    Secretary
------------------------------------------------------------------------------------------------------------------------------------
Leslie Manna(2)     Vice             6          N/A        Mutual Fund Coordinator of Oak Associates,                 N/A
(44)                President                              ltd. since 1995.
                    and
                    Assistant
                    Secretary
------------------------------------------------------------------------------------------------------------------------------------
Eric Kleinschmidt   Treasurer        2          N/A        Director, SEI Fund Accounting since 2004;                  N/A
(38)                and                                    Manager, SEI Fund Accounting since
                    Chief                                  1999.
                    Financial
                    Officer
------------------------------------------------------------------------------------------------------------------------------------
Timothy D. Barto    Vice             6          N/A        Employed by SEI Investments Global Funds                   N/A
(38)                President                              Services and SEI Investments Distribution Co.
                    and                                    since 1999; General Counsel, Vice President
                    Assistant                              and Secretary of the Administrator since 2001
                    Secretary                              and Assistant Secretary of the Distributor since
                                                           December 1999. Associate, Dechert (law firm)
                                                           from 1997-1999; Associate, Richter,
                                                           Miller & Finn (law firm) from 1994-1997.
------------------------------------------------------------------------------------------------------------------------------------


1. Each Officer may be contacted in writing to the Officer c/o SEI Investments, One Freedom Valley Drive, Oaks, PA 19456.

2. Mr. White and Mmes. Noll and Manna are considered to be "affiliates" of the Adviser by virtue of their employment by the Adviser.

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                                       54

Officers of the Trust (unaudited)


                                             NUMBER OF                                                             OTHER
                   POSITION       LENGTH    PORTFOLIOS                  PRINCIPAL                              DIRECTORSHIPS
                     HELD         OF TIME     IN FUND                 OCCUPATION(S)                                 HELD
                     WITH         SERVED      COMPLEX                   DURING                                    BY BOARD
NAME & AGE(1)        TRUST        (YRS.)      OVERSEEN               PAST FIVE YEARS                               MEMBER(4)
------------------------------------------------------------------------------------------------------------------------------------
James Ndiaye        Vice             2          N/A        Employed by SEI Investments since 2004.                    N/A
(38)                President                              Vice President, Deutsche Asset
                    and                                    Management (2003-2004); Associate,
                    Assistant                              Morgan, Lewis & Bockius LLP (2002-2003);
                    Secretary                              Assistant Vice President, ING Variable
                                                           Annuities Group (1999-2000).
------------------------------------------------------------------------------------------------------------------------------------
Philip T.           Vice             2          N/A        Employed by SEI Investments since 2004.                    N/A
Masterson (42)      President                              General Counsel, CITCO Mutual Fund
                    and                                    Services (2003-2004); Vice President
                    Assistant                              and Associate Counsel, Oppenheimer Funds
                    Secretary                              (1998-2003).
------------------------------------------------------------------------------------------------------------------------------------
Michael T. Pang     Vice             2          N/A        Employed by SEI Investments since                          N/A
(33)                President                              January 2005. Counsel, Caledonian Bank
                    and                                    and Trust's Mutual Funds Group in 2004;
                    Assistant                              Counsel, Permal Asset Management
                    Secretary                              (2001-2004); Associate, Schulte,
                                                           Roth and Zabel's Investment Management
                                                           Group (2000-2001).
------------------------------------------------------------------------------------------------------------------------------------
Sofia A. Rosala     Vice             2         N/A         Vice President and Assistant Secretary of                  N/A
(32)                President                              SEI Investments Management Corporation
                    and                                    and Vice President and Assistant Secretary
                    Secretary                              of SEI Investments Global Funds Services.
                                                           Compliance Officer of SEI Investments (2001-2004).
                                                           Account and Product Consultant, SEI Private
                                                           Trust Company (1998-2001).
------------------------------------------------------------------------------------------------------------------------------------

For more information regarding the Trustees, please refer to the Statement of Additional Information, which is available upon request by calling 1-888-462-5386.

                                                                www.oakfunds.com

Disclosure of Fund Expenses (unaudited)


All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund's average net assets; this percentage is known as the fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period".

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.


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                                       56

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.


----------------------------------------------------------------------------------------
                                     BEGINNING      ENDING                  EXPENSES
                                       ACCOUNT     ACCOUNT     ANNUALIZED     PAID
                                        VALUE       VALUE        EXPENSE     DURING
                                      05/01/06    10/31/06       RATIOS      PERIOD*
----------------------------------------------------------------------------------------
White Oak Select Growth Fund
----------------------------------------------------------------------------------------
   Actual Fund Return                  $1,000    $  972.90       1.23%        $6.12
   Hypothetical 5% Return               1,000     1,019.00       1.23          6.26
----------------------------------------------------------------------------------------
Rock Oak Core Growth Fund
----------------------------------------------------------------------------------------
   Actual Fund Return                   1,000       956.10       1.25          6.16
   Hypothetical 5% Return               1,000     1,018.90       1.25          6.36
----------------------------------------------------------------------------------------
Pin Oak Aggressive Stock Fund
----------------------------------------------------------------------------------------
   Actual Fund Return                   1,000       990.20       1.25          6.27
   Hypothetical 5% Return               1,000     1,018.90       1.25          6.36
----------------------------------------------------------------------------------------
River Oak Discovery Fund
----------------------------------------------------------------------------------------
   Actual Fund Return                   1,000       938.30       1.35          6.60
   Hypothetical 5% Return               1,000     1,018.40       1.35          6.87
----------------------------------------------------------------------------------------
Red Oak Technology Select Fund
----------------------------------------------------------------------------------------
   Actual Fund Return                   1,000       990.00       1.35          6.77
   Hypothetical 5% Return               1,000     1,018.40       1.35          6.87
----------------------------------------------------------------------------------------
Black Oak Emerging Technology Fund
----------------------------------------------------------------------------------------
   Actual Fund Return                   1,000       928.60       1.35          6.56
   Hypothetical 5% Return               1,000     1,018.40       1.35          6.87
----------------------------------------------------------------------------------------
Live Oak Health Sciences Fund
----------------------------------------------------------------------------------------
   Actual Fund Return                   1,000       979.00       1.28          6.38
   Hypothetical 5% Return               1,000     1,018.75       1.28          6.51
----------------------------------------------------------------------------------------

 * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                                                                www.oakfunds.com

Notice to Shareholders


For shareholders that do not have a October 31, 2006 tax year end, this notice is for information purposes only. For shareholders with a October 31, 2006 tax year end, please consult your tax advisor as to the perinence of this notice. For the fiscal year ended October 31, 2006, each Fund is designating the following times with regard to distributions paid during the year.


                                  LONG TERM                                              QUALIFYING
                                  (15% RATE)         ORDINARY                          FOR CORPORATE      QUALIFYING
                                CAPITAL GAIN          INCOME            TOTAL          DIVIDENDS REC.      DIVIDEND
FUND                            DISTRIBUTIONS     DISTRIBUTIONS     DISTRIBUTIONS       DEDUCTION (1)       INCOME (2)
------------------------------------------------------------------------------------------------------------------------------------
White Oak Growth Stock Fund         0.00%            100.00%           100.00%             99.82%            99.82%
------------------------------------------------------------------------------------------------------------------------------------
Rock Oak Core Growth Fund           0.00%              0.00%             0.00%              0.00%             0.00%
------------------------------------------------------------------------------------------------------------------------------------
Pin Oak Aggressive Stock Fund       0.00%              0.00%             0.00%              0.00%             0.00%
------------------------------------------------------------------------------------------------------------------------------------
River Oak Discovery Fund            0.00%              0.00%             0.00%              0.00%             0.00%
------------------------------------------------------------------------------------------------------------------------------------
Red Oak Technology
   Select Fund                      0.00%              0.00%             0.00%              0.00%             0.00%
------------------------------------------------------------------------------------------------------------------------------------
Black Oak Emerging
   Technology Fund                  0.00%              0.00%             0.00%              0.00%             0.00%
------------------------------------------------------------------------------------------------------------------------------------
Live Oak Health Sciences Fund       0.00%              0.00%             0.00%              0.00%             0.00%
------------------------------------------------------------------------------------------------------------------------------------

                                         U.S.       QUALIFYING     QUALIFYING          FEDERAL
                                      GOVERNMENT     INTEREST      SHORT-TERM        WITHHOLDING
FUND                                 INTEREST (3)    INCOME (4)   CAPITAL GAIN (5)  PASS THROUGH (6)
------------------------------------------------------------------------------------------------------------------------------------
White Oak Growth Stock Fund              0.00%         0.00%          0.00%             0.00%
------------------------------------------------------------------------------------------------------------------------------------
Rock Oak Core Growth Fund                0.00%         0.00%          0.00%             0.00%
------------------------------------------------------------------------------------------------------------------------------------
Pin Oak Aggressive Stock Fund            0.00%         0.00%          0.00%             0.00%
------------------------------------------------------------------------------------------------------------------------------------
River Oak Discovery Fund                 0.00%         0.00%          0.00%             0.00%
------------------------------------------------------------------------------------------------------------------------------------
Red Oak Technology Select Fund           0.00%         0.00%          0.00%             0.00%
------------------------------------------------------------------------------------------------------------------------------------
Black Oak Emerging Technology Fund       0.00%         0.00%          0.00%             0.00%
------------------------------------------------------------------------------------------------------------------------------------
Live Oak Health Sciences Fund            0.00%         0.00%          0.00%             0.00%
------------------------------------------------------------------------------------------------------------------------------------

(1) Qualifying dividend represent dividends which qualify for the coproate dividends received deduction and is reflected as a percentage of "Ordinary Income Distributions."

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of "Ordinary Income Distributions." It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3) "U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distribtuions (the total of short term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4) The percentage in this column represents the amount of "Qualifying Interest Income" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(5) The percentage in this column represents the amount of "Qualfying Short-Term Gain" as created by the American Jobs Creation Act of 2004 and is reflected as a percenatge of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investiors.

(6) Foreign Tax Credit Pass Through represents amounts eligible for the foreign tax credit and is reflected as a percentage of "Ordinary Income Distributions."


1-888-462-5386

Board Considerations in Approving the Advisory Agreement

The advisory agreement between the Trust and the Adviser (the "Advisory Agreement") must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. On February 8, 2006, the Trustees met in person to decide whether to renew the Advisory Agreement with respect to each Fund for an additional one-year term, effective March 1, 2006. In preparation for the meeting, the Board requested and reviewed a wide variety of information from the Adviser to assist in its deliberations (the "Adviser Materials"). The Independent Trustees met with Jim Oelschlager and with each of the Funds' portfolio managers prior to their February 8, 2006 meeting to discuss the renewal of the Advisory Agreement, the performance of each Fund and the implementation of the Adviser's investment philosophy and goals. The Independent Trustees also discussed the renewal of the Agreement in a separate meeting of the Independent Trustees. In addition, the Trustees received information from other representatives of the Adviser at their February 8, 2006 meeting.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously voted to renew the Advisory Agreement for an additional one-year term. In determining to approve the Advisory Agreement for the Funds, the Board of Trustees, including the Independent Trustees, did not identify any single factor as determinative but took into account a number of factors.

The Trustees considered the nature, extent, and quality of the services to be provided to each of the Funds by the Adviser. In this regard, the Trustees considered presentations by Fund officers and representatives of the Adviser. The Trustees also reviewed and considered the Adviser Materials. These presentations and the Adviser Materials contained information that assisted the Trustees in assessing the Adviser's organizational structure, personnel, investment capacity, investment process, and regulatory/compliance capabilities and record, as well as the Adviser's investment philosophy, performance record, and trade execution capabilities. The Trustees concluded that the Adviser was committed to the success of the Funds and had devoted an adequate amount of resources to manage the investment operations of the Funds and to perform the associated administrative and compliance duties related to the management of the Funds. Further, the Trustees concluded that they were satisfied with the nature, extent and quality of the services to be provided to the Funds by the Adviser.

The Trustees considered the investment performance of the Adviser. The Trustees reviewed presentations by Fund officers as well as a report prepared by the Trust's administrator that provided performance information for each of the Funds and performance information for various benchmarks and peer mutual funds as categorized by Lipper, Inc and Morningstar. The Adviser also discussed its analysis of the performance data and reviewed the various factors contributing to each Fund's long-term and more recent performance. The Trustees considered performance of the Adviser in managing the Funds and compared it to both benchmark and various peer group data. During its executive sessions, the Independent Trustees further compared Fund


                                                                www.oakfunds.com
performance to each Fund's respective peer group and considered the Funds' respective Lipper and Morningstar ratings, and provided the Adviser with recommendations designed to improve the performance of certain of the Funds. Taking note of the Adviser's discussion of (i) the various factors contributing to each Fund's performance, (ii) its continuing commitment to each Fund's current investment strategy and portfolio holdings, respectively; and (iii) the measures it was undertaking designed to improve the performance of the White Oak Select Growth, Pin Oak Aggressive Stock, Red Oak Technology Select and Black Oak Emerging Technology Funds, the Trustees (a) determined that they would continue to closely monitor the Adviser's investment performance with respect to the White Oak Select Growth, Pin Oak Aggressive Stock, Red Oak Technology Select and Black Oak Emerging Technology Funds, and (b) concluded that the investment performance of the Rock Oak Core Growth, River Oak Discovery and Live Oak Health Sciences Funds was reasonable based on each Fund's actual and comparative performance.

The Trustees considered the advisory fees to be paid to the Adviser, the total expenses of each Fund, and the Adviser's commitment to waive its advisory fees and/or reimburse Fund expenses in order to maintain stated caps on Fund operating expenses. The Trustees reviewed presentations by Fund officers and comparative information on fees paid and expenses incurred by peer mutual funds as categorized by Lipper, Inc. The Trustees further considered the profits derived by the Adviser from its relationship with the Funds, based on information reported by the Adviser. The Trustees concluded that the advisory fees to be paid to the Adviser were reasonable and the result of arm's-length negotiations, and that the Adviser's expected profits from the advisory fees would not be excessive, in relation to the level of services provided. Further, the Independent Trustees considered the information it was provided about Oak's efforts to support the distribution of the Funds from its own resources, and noted that its previous conclusion that the advisory fee was reasonable was based on the Adviser's advisory services, and not its distribution efforts from the legitimate profits derived from that fee.

The Trustees considered the Adviser's policies with respect to obtaining benefits from their use of the Funds' brokerage commissions to obtain research that could be used for the Adviser's other clients, and the Trustees concluded that the Adviser's policies were reasonable designed to achieve best execution on Fund trades.

The Trustees considered the extent to which economies of scale would be realized if one or more Funds grow and whether fee levels reflect these possible economies of scale for the benefit of shareholders in the Funds. In this regard, the Trustees primarily considered current asset levels of each Fund and the Adviser's representation that economies of scale did not exist at this time. The Adviser represented that, in the event that one or more Fund's asset levels increased in the future, it would consider how any benefits from economies of scale would be realized by the various parties, including the implementation of breakpoints in the Fund's advisory fee schedule. The Trustees concluded that they were satisfied with the extent to which economies of scale would be shared for the benefit of shareholders in the Funds.

Based on their evaluation of the factors described above, the Trustees, including the Independent Trustees, concluded it was appropriate and desirable for the Adviser to continue its management of each of the Funds and approved the continuance of the Advisory Agreement.


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                                       60

--------------------------------------------------------------------------------
 Contact Us
--------------------------------------------------------------------------------

BY MAIL          Oak Associates Funds
                 P.O. Box 219441
                 Kansas City, MO 64121-9441

BY TELEPHONE     1-888-462-5386

ON THE WEB       www.oakfunds.com
                 Click on the MY OAK ACCOUNT
                 section to take advantage of
                 these features:
                 o Trade Online
                 o Access and Update Account Information
                 o Go Paperless with E-Delivery

The Trust files its complete schedule of portfolio holdings of each Fund with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust's Forms N-Q is available on the Commission's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-462-5386; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

[LOGO OMITTED]


1-888-462-5386
P.O. Box 219441
Kansas City, MO 64121-9441
www.oakfunds.com



OAK-F-022-15000

Item 2.    Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, the principal financial officer, controller or principal accounting officer, and any other person who performs a similar function.

Item 3.    Audit Committee Financial Expert.

Following the November 2006 resignation of the registrant's audit committee financial expert, the registrant's board of trustees has determined that none of its members individually satisfy the qualifications of an audit committee financial expert as such term is defined in Item 3 of Form N-CSR. At its next regularly scheduled meeting, the registrant's board of trustees will consider whether it is necessary to have an audit committee financial expert on the audit committee. If the Board concludes it is necessary to have an audit committee financial expert, the registrant will be required to elect a new independent trustee to the registrant's board of trustees in order to have a new audit committee member because the registrant's audit committee is composed entirely of the registrant's independent trustees. Further, because the 1940 Act does not permit the registrant's board of trustees to appoint a new independent trustee to fill the existing vacancy on the board, the Board, if applicable, will also consider the various legal and regulatory requirements that must be adhered to, and the costs and planning related to, having shareholders elect a new independent trustee to the registrant's board of trustees.

Item 4.    Principal Accountant Fees and Services.

         Fees billed by KPMG LLP Related to the Trust

KPMG LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2006                                                   2005
------------------ ----------------------------------------------------- -----------------------------------------------------
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were              did not require                     were              did not require
                                     pre-approved      pre-approval                        pre-approved      pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit          $65,000             N/A               N/A            $ 101,500            N/A               N/A
        Fees(1)

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-Related    N/A               N/A               N/A               N/A               N/A               N/A
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax Fees         N/A               N/A               N/A               N/A               N/A               N/A

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All             $2,000             N/A               N/A               N/A               N/A               N/A
        Other
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

Notes:
(1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) Not applicable

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

                ---------------------------- ----------------- ----------------
                                                   2006             2005
                ---------------------------- ----------------- ----------------
                ---------------------------- ----------------- ----------------
                Audit-Related Fees                  0%               0%

                ---------------------------- ----------------- ----------------
                ---------------------------- ----------------- ----------------
                Tax Fees                            0%               0%
                ---------------------------- ----------------- ----------------
                ---------------------------- ----------------- ----------------
                All Other Fees                      0%               0%

                ---------------------------- ----------------- ----------------


    (f) Not applicable

    (g) The aggregate non-audit fees and services billed by KPMG LLP for the last two fiscal years were $0 and $0 for 2006 and 2005, respectively.

    (h) During the past fiscal year, the registrant's principal accountant did not report to the registrant's audit committee the existence of any non-audit services that were provided to either the registrant's investment adviser or to any entity controlling, controlled by, or under common control with the registrant's investment adviser that provided ongoing services to the registrant.


Item 5.    Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.    Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.   Submission of Matters to a Vote of Security Holders.

The Trust's Nominating Committee will review shareholder recommendations for nominations to fill vacancies on the Trust's Board of Trustees if such recommendations are submitted in writing and addressed to the Nominating Committee at the Trust's office.

Item 11.   Controls and Procedures.

    (a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

    (b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

Items 12.  Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

    (b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Oak Associates Funds

                                              /s/ William E. White
By (Signature and Title)*                     ---------------------------
                                              William E. White, President

Date:  December 29, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                              /s/ William E. White
By (Signature and Title)*                     ---------------------------
                                              William E. White, President

Date:  December 29, 2006

                                              /s/ Eric Kleinschmidt
By (Signature and Title)*                     ----------------------------------
                                              Eric Kleinschmidt, Treasurer & CFO

Date:  December 29, 2006


* Print the name and title of each signing officer under his or her signature.